FINANCIAL STATEMENTS

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Years Ended December 31, 2020 and 2019

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Financial Statements

Years Ended December 31, 2020 and 2019

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Financial Life Insurance Company and the Contract Owners of ML of New York Variable Annuity Separate Account A

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of ML of New York Variable Annuity Separate Account A indicated in the table below as of December 31, 2020, and the related statements of operations and changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of ML of New York Variable Annuity Separate Account A as of December 31, 2020, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

AB Global Thematic Growth Class A Shares (1)	Invesco Oppenheimer V.I. Main Street Series II Shares (1)
AB Growth and Income Class A Shares (1)	Invesco V.I. American Franchise Series I Shares (1)
AB International Value Class A Shares (1)	Invesco V.I. Comstock Series I Shares (1)
AB Large Cap Growth Class A Shares (1)	Invesco V.I. Core Equity Series I Shares (1)
AB Small/Mid Cap Value Class A Shares (1)	Invesco V.I. International Growth Series I Shares (1)
American Century VP Ultra® Class I Shares (1)	Invesco V.I. Mid Cap Core Equity Series I Shares (1)
American Funds - Asset Allocation Class 2 Shares (1)	Invesco V.I. Value Opportunities Series I Shares (1)
American Funds - Bond Class 2 Shares (1)	Janus Henderson - Enterprise Service Shares (1)
American Funds - Growth Class 2 Shares (1)	Janus Henderson - Forty Service Shares (1)
American Funds - Growth-Income Class 2 Shares (1)	MFS® Growth Initial Class (1)
American Funds - International Class 2 Shares (1)	PIMCO CommodityRealReturn® Strategy Administrative Class (1)
BlackRock Advantage Large Cap Core V.I. Class I Shares (1)	PIMCO Low Duration Administrative Class (1)
BlackRock Advantage Large Cap Value V.I. Class I Shares (1)	PIMCO Real Return Administrative Class (1)
BlackRock Advantage U.S. Total Market V.I. Class I Shares (1)	PIMCO Total Return Administrative Class (1)
BlackRock Basic Value V.I. Class I Shares (1)	Pioneer High Yield VCT Class II Shares (1)
BlackRock Capital Appreciation V.I. Class I Shares (1)	Pioneer Real Estate Shares VCT Class II Shares (1)
BlackRock Equity Dividend V.I. Class I Shares (1)	TA Aegon Sustainable Equity Income Service Class (1)
BlackRock Global Allocation V.I. Class I Shares (1)	TA BlackRock iShares Edge 40 Service Class (1)
BlackRock Government Money Market V.I. Class I Shares (1)	TA International Growth Initial Class (1)
BlackRock High Yield V.I. Class I Shares (1)	TA Janus Balanced Service Class (1)
BlackRock International V.I. Class I Shares (1)	TA Janus Mid-Cap Growth Service Class (1)
BlackRock Large Cap Focus Growth V.I. Class I Shares (1)	TA JPMorgan Enhanced Index Initial Class (1)
BlackRock Managed Volatility V.I. Class I Shares (1)	TA Morgan Stanley Capital Growth Initial Class (2)
BlackRock S&P 500 Index V.I. Class I Shares (1)	TA Morgan Stanley Global Allocation Service Class (1)
BlackRock Total Return V.I. Class I Shares (1)	TA Multi-Managed Balanced Service Class (1)
BlackRock U.S. Government Bond V.I. Class I Shares (1)	TA Small/Mid Cap Value Service Class (1)
Davis Value (1)	TA T. Rowe Price Small Cap Initial Class (1)
Eaton Vance VT Floating-Rate Income (1)	TA TS&W International Equity Service Class (1)
Federated Hermes Kaufmann II Primary Shares (1)	TA WMC US Growth Service Class (1)
Federated Hermes Managed Volatility II Primary Shares (1)	Wanger International (1)
Franklin Templeton Foreign Class 2 Shares (1)	Wanger USA (1)
Franklin Templeton Growth Class 2 Shares (1)

(1)	Statements of operations and changes in net assets for the years ended December 31, 2020 and 2019
(2)	Statements of operations and changes in net assets for the year ended December 31, 2020 and the period November 1, 2019 (commencement of operations) through December 31, 2019

Basis for Opinions

These financial statements are the responsibility of the Transamerica Financial Life Insurance Company’s management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of ML of New York Variable Annuity Separate Account A based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of ML of New York Variable Annuity Separate Account A in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2020 by correspondence with the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 21, 2021

We have served as the auditor of one or more of the subaccounts of ML of New York Variable Annuity Separate Account A since 2014.

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Statements of Assets and Liabilities

December 31, 2020

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values

AB Global Thematic Growth Class A Shares	82,001.852	$1,599,791	$3,476,879	$ 11	$3,476,890	186,418	$18.651019	$18.651019
AB Growth and Income Class A Shares	20,893.270	555,527	605,278	-	605,278	21,274	28.410043	28.673203
AB International Value Class A Shares	4,717.959	67,272	68,175	(1)	68,174	9,356	7.030050	7.429490
AB Large Cap Growth Class A Shares	111,167.457	5,021,797	8,569,899	(6)	8,569,893	125,741	25.748323	72.548147
AB Small/Mid Cap Value Class A Shares	13,581.240	242,430	236,178	-	236,178	7,943	28.711518	30.635603
American Century VP Ultra® Class I Shares	9,580.860	163,440	263,282	1	263,283	5,423	46.718099	50.821047
American Funds - Asset Allocation Class 2 Shares	21,959.972	428,190	575,571	(9)	575,562	21,572	26.513302	28.290251
American Funds - Bond Class 2 Shares	38,486.622	418,347	451,448	-	451,448	32,117	13.650626	14.565545
American Funds - Growth Class 2 Shares	22,664.461	1,596,917	2,700,924	12	2,700,936	50,158	52.260968	55.763199
American Funds - Growth-Income Class 2 Shares	11,840.704	548,515	647,213	-	647,213	20,035	31.198045	33.289180
American Funds - International Class 2 Shares	118,610.725	2,126,760	2,792,096	7	2,792,103	109,748	24.738376	26.396611
BlackRock Advantage Large Cap Core V.I. Class I Shares	553,528.259	16,107,280	16,544,960	59	16,545,019	204,469	34.285259	92.038444
BlackRock Advantage Large Cap Value V.I. Class I Shares	380,018.392	4,059,574	3,777,383	16	3,777,399	122,717	25.223479	31.639977
BlackRock Advantage U.S. Total Market V.I. Class I Shares	443,558.312	10,659,932	12,193,418	6	12,193,424	116,102	32.873093	111.285268
BlackRock Basic Value V.I. Class I Shares	1,015,665.984	14,538,348	13,792,744	(3)	13,792,741	235,720	23.906204	76.716848
BlackRock Capital Appreciation V.I. Class I Shares	846,673.899	7,345,198	8,763,075	(11)	8,763,064	230,706	29.735209	48.678672
BlackRock Equity Dividend V.I. Class I Shares	83,672.276	900,468	977,292	-	977,292	14,012	69.747648	69.747648
BlackRock Global Allocation V.I. Class I Shares	1,093,532.047	17,771,840	21,312,940	2	21,312,942	417,538	26.336638	56.295469
BlackRock Government Money Market V.I. Class I Shares	6,850,207.670	6,850,208	6,850,208	(29)	6,850,179	529,499	9.301061	13.297909
BlackRock High Yield V.I. Class I Shares	611,009.107	4,407,958	4,619,229	19,337	4,638,566	125,994	22.013434	47.897639
BlackRock International V.I. Class I Shares	376,304.373	3,760,169	5,369,863	1	5,369,864	202,039	20.636586	27.927544
BlackRock Large Cap Focus Growth V.I. Class I Shares	266,509.911	3,967,020	5,751,284	10	5,751,294	131,764	43.287040	52.178025
BlackRock Managed Volatility V.I. Class I Shares	95,381.917	1,214,011	1,259,995	1	1,259,996	46,572	27.055015	27.055015
BlackRock S&P 500 Index V.I. Class I Shares	777,635.119	16,236,144	21,213,886	81	21,213,967	429,735	25.193308	54.102590
BlackRock Total Return V.I. Class I Shares	660,269.225	7,827,025	8,187,338	14,121	8,201,459	354,597	14.884694	30.032552
BlackRock U.S. Government Bond V.I. Class I Shares	293,402.675	3,029,406	3,165,815	3,405	3,169,220	155,459	12.985762	22.846413
Davis Value	477,004.152	4,236,506	4,374,128	1	4,374,129	162,116	24.292181	30.765605
Eaton Vance VT Floating-Rate Income	76,127.931	699,286	687,435	(179)	687,256	48,313	14.031423	14.972256
Federated Hermes Kaufmann II Primary Shares	67,394.275	1,196,980	1,715,858	-	1,715,858	35,068	46.985139	50.938406
Federated Hermes Managed Volatility II Primary Shares	13,281.040	137,919	147,287	-	147,287	13,600	10.770232	10.873199
Franklin Templeton Foreign Class 2 Shares	18,264.257	244,126	242,549	8	242,557	15,286	15.349870	16.379342
Franklin Templeton Growth Class 2 Shares	12,093.311	149,804	135,082	1	135,083	7,683	17.205792	18.359208
Invesco Oppenheimer V.I. Main Street Series II Shares	1,443.667	42,148	42,588	-	42,588	1,410	30.208084	32.232814
Invesco V.I. American Franchise Series I Shares	18,150.880	924,761	1,617,243	3	1,617,246	48,312	19.471055	40.078356
Invesco V.I. Comstock Series I Shares	256,569.903	4,099,469	4,138,473	4	4,138,477	165,258	23.599754	25.661895
Invesco V.I. Core Equity Series I Shares	96,835.890	2,960,657	2,946,716	(2)	2,946,714	121,534	23.413522	24.260429
Invesco V.I. International Growth Series I Shares	14,190.206	498,603	603,368	(1)	603,367	32,597	17.243478	31.036554
Invesco V.I. Mid Cap Core Equity Series I Shares	13,721.775	155,904	145,039	1	145,040	5,858	24.448615	26.087430
Invesco V.I. Value Opportunities Series I Shares	-	-	-	-	-	-	17.840353	19.036263
Janus Henderson - Enterprise Service Shares	485.822	25,515	42,490	(53)	42,437	1,059	38.939750	41.151685
Janus Henderson - Forty Service Shares	4,009.288	139,261	212,332	(24)	212,308	4,700	44.561026	47.091931
MFS® Growth Initial Class	89,310.324	4,126,326	6,591,995	(5)	6,591,990	128,477	24.277285	71.784202
PIMCO CommodityRealReturn® Strategy Administrative Class	53,399.637	347,228	323,068	3	323,071	52,276	6.038912	6.443967

See accompanying notes.	2

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Statements of Assets and Liabilities

December 31, 2020

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values

PIMCO Low Duration Administrative Class	186,277.853	$1,919,195	$1,933,564	$ (162)	$1,933,402	157,140	$12.022055	$12.704788
PIMCO Real Return Administrative Class	102,980.266	1,292,067	1,433,485	(143)	1,433,342	91,824	15.195787	16.214517
PIMCO Total Return Administrative Class	949,985.507	10,416,292	11,010,332	(335)	11,009,997	561,869	17.059126	22.352780
Pioneer High Yield VCT Class II Shares	18,298.311	170,043	167,796	(29)	167,767	8,752	18.511801	19.752714
Pioneer Real Estate Shares VCT Class II Shares	-	-	-	-	-	-	18.408389	19.376300
TA Aegon Sustainable Equity Income Service Class	143,652.037	2,806,839	2,532,585	2	2,532,587	187,957	13.335240	13.708715
TA BlackRock iShares Edge 40 Service Class	-	-	-	-	-	-	12.878413	13.555309
TA International Growth Initial Class	147,732.142	1,311,637	1,453,684	(3)	1,453,681	112,740	12.894076	12.894076
TA Janus Balanced Service Class	7,302.311	117,831	132,756	-	132,756	8,985	14.663727	14.886661
TA Janus Mid-Cap Growth Service Class	29,497.904	843,927	1,210,594	1	1,210,595	48,299	24.715865	25.621975
TA JPMorgan Enhanced Index Initial Class	1,510.293	30,018	36,353	(1)	36,352	2,369	15.306806	15.515047
TA Morgan Stanley Capital Growth Initial Class	1,530.683	27,277	59,482	-	59,482	2,628	22.582716	22.688405
TA Morgan Stanley Global Allocation Service Class	2,243.655	31,058	38,165	-	38,165	2,878	13.260925	13.280890
TA Multi-Managed Balanced Service Class	-	-	-	-	-	-	13.922413	14.134095
TA Small/Mid Cap Value Service Class	97,252.927	1,661,212	1,805,987	2	1,805,989	76,504	23.186105	24.405074
TA T. Rowe Price Small Cap Initial Class	42,959.864	625,999	812,801	(2)	812,799	50,410	16.104847	16.345980
TA TS&W International Equity Service Class	7,188.901	95,107	102,514	(1)	102,513	9,283	10.969422	11.118709
TA WMC US Growth Service Class	52,605.909	1,457,159	2,227,860	2	2,227,862	66,737	32.741768	34.462618
Wanger International	51,564.665	1,240,952	1,445,358	1	1,445,359	78,714	18.000033	19.022444
Wanger USA	31,013.055	680,929	763,852	(10)	763,842	18,055	41.276389	44.043789

See accompanying notes.	3

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	AB Global Thematic Growth Class A Shares Subaccount	AB Growth and Income Class A Shares Subaccount	AB International Value Class A Shares Subaccount	AB Large Cap Growth Class A Shares Subaccount	AB Small/Mid Cap Value Class A Shares Subaccount

Net Assets as of December 31, 2018:	$2,008,832	$672,067	$61,271	$5,661,557	$265,848

Investment Income:
Reinvested Dividends	10,063	8,254	628	-	1,822
Investment Expense:
Mortality and Expense Risk and Administrative Charges	31,607	10,520	916	87,153	3,723

Net Investment Income (Loss)	(21,544)	(2,266)	(288)	(87,153)	(1,901)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	129,159	70,092	-	790,620	33,993
Realized Gain (Loss) on Investments	18,031	105,732	(140)	421,421	(19,291)

Net Realized Capital Gains (Losses) on Investments	147,190	175,824	(140)	1,212,041	14,702
Net Change in Unrealized Appreciation (Depreciation)	444,446	(38,335)	9,879	662,830	25,121

Net Gain (Loss) on Investment	591,636	137,489	9,739	1,874,871	39,823

Net Increase (Decrease) in Net Assets Resulting from Operations	570,092	135,223	9,451	1,787,718	37,922

Increase (Decrease) in Net Assets from Contract Transactions	(5,620)	(179,433)	(25)	(563,200)	(90,967)

Total Increase (Decrease) in Net Assets	564,472	(44,210)	9,426	1,224,518	(53,045)

Net Assets as of December 31, 2019:	$2,573,304	$627,857	$70,697	$6,886,075	$212,803

Investment Income:
Reinvested Dividends	18,217	9,136	1,109	-	2,162
Investment Expense:
Mortality and Expense Risk and Administrative Charges	37,543	8,873	796	99,328	2,788

Net Investment Income (Loss)	(19,326)	263	313	(99,328)	(626)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	255,798	30,750	-	558,723	9,895
Realized Gain (Loss) on Investments	64,926	41,071	(2,453)	454,313	(9,129)

Net Realized Capital Gains (Losses) on Investments	320,724	71,821	(2,453)	1,013,036	766
Net Change in Unrealized Appreciation (Depreciation)	649,599	(64,566)	439	1,286,421	12,893

Net Gain (Loss) on Investment	970,323	7,255	(2,014)	2,299,457	13,659

Net Increase (Decrease) in Net Assets Resulting from Operations	950,997	7,518	(1,701)	2,200,129	13,033

Increase (Decrease) in Net Assets from Contract Transactions	(47,411)	(30,097)	(822)	(516,311)	10,342

Total Increase (Decrease) in Net Assets	903,586	(22,579)	(2,523)	1,683,818	23,375

Net Assets as of December 31, 2020:	$3,476,890	$605,278	$68,174	$8,569,893	$236,178

See Accompanying Notes. (1) See Footnote 1	4

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	American Century VP Ultra® Class I Shares Subaccount	American Funds - Asset Allocation Class 2 Shares Subaccount	American Funds - Bond Class 2 Shares Subaccount	American Funds - Growth Class 2 Shares Subaccount	American Funds - Growth-Income Class 2 Shares Subaccount

Net Assets as of December 31, 2018:	$296,165	$470,778	$409,327	$1,598,327	$553,971

Investment Income:
Reinvested Dividends	-	9,927	10,799	13,046	8,010
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,648	9,047	6,909	28,149	8,394

Net Investment Income (Loss)	(3,648)	880	3,890	(15,103)	(384)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	36,358	26,143	-	185,620	58,315
Realized Gain (Loss) on Investments	49,448	8,489	3,384	56,340	31,504

Net Realized Capital Gains (Losses) on Investments	85,806	34,632	3,384	241,960	89,819
Net Change in Unrealized Appreciation (Depreciation)	(7,333)	53,440	25,461	212,227	24,901

Net Gain (Loss) on Investment	78,473	88,072	28,845	454,187	114,720

Net Increase (Decrease) in Net Assets Resulting from Operations	74,825	88,952	32,735	439,084	114,336

Increase (Decrease) in Net Assets from Contract Transactions	(155,539)	(20,701)	(19,614)	(161,717)	(179,301)

Total Increase (Decrease) in Net Assets	(80,714)	68,251	13,121	277,367	(64,965)

Net Assets as of December 31, 2019:	$215,451	$539,029	$422,448	$1,875,694	$489,006

Investment Income:
Reinvested Dividends	-	8,868	9,022	6,871	7,992
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,344	9,262	6,923	34,895	9,144

Net Investment Income (Loss)	(3,344)	(394)	2,099	(28,024)	(1,152)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	22,148	2,450	3,919	51,436	15,785
Realized Gain (Loss) on Investments	24,577	8,069	3,725	114,082	8,331

Net Realized Capital Gains (Losses) on Investments	46,725	10,519	7,644	165,518	24,116
Net Change in Unrealized Appreciation (Depreciation)	56,953	44,531	22,528	783,642	44,175

Net Gain (Loss) on Investment	103,678	55,050	30,172	949,160	68,291

Net Increase (Decrease) in Net Assets Resulting from Operations	100,334	54,656	32,271	921,136	67,139

Increase (Decrease) in Net Assets from Contract Transactions	(52,502)	(18,123)	(3,271)	(95,894)	91,068

Total Increase (Decrease) in Net Assets	47,832	36,533	29,000	825,242	158,207

Net Assets as of December 31, 2020:	$263,283	$575,562	$451,448	$2,700,936	$647,213

See Accompanying Notes. (1) See Footnote 1	5

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	American Funds - International Class 2 Shares Subaccount	BlackRock Advantage Large Cap Core V.I. Class I Shares Subaccount	BlackRock Advantage Large Cap Value V.I. Class I Shares Subaccount	BlackRock Advantage U.S. Total Market V.I. Class I Shares Subaccount	BlackRock Basic Value V.I. Class I Shares Subaccount

Net Assets as of December 31, 2018:	$2,739,177	$12,610,516	$3,559,792	$9,334,199	$13,158,488

Investment Income:
Reinvested Dividends	41,523	193,530	80,893	177,651	333,013
Investment Expense:
Mortality and Expense Risk and Administrative Charges	46,928	189,071	53,451	139,696	193,468

Net Investment Income (Loss)	(5,405)	4,459	27,442	37,955	139,545

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	74,029	753,354	166,796	853,530	1,173,049
Realized Gain (Loss) on Investments	18,324	(148,578)	(102,938)	361,437	3,274

Net Realized Capital Gains (Losses) on Investments	92,353	604,776	63,858	1,214,967	1,176,323
Net Change in Unrealized Appreciation (Depreciation)	459,391	2,668,794	717,485	1,198,239	1,472,087

Net Gain (Loss) on Investment	551,744	3,273,570	781,343	2,413,206	2,648,410

Net Increase (Decrease) in Net Assets Resulting from Operations	546,339	3,278,029	808,785	2,451,161	2,787,955

Increase (Decrease) in Net Assets from Contract Transactions	(320,789)	(1,291,338)	(237,103)	(786,875)	(1,693,788)

Total Increase (Decrease) in Net Assets	225,550	1,986,691	571,682	1,664,286	1,094,167

Net Assets as of December 31, 2019:	$2,964,727	$14,597,207	$4,131,474	$10,998,485	$14,252,655

Investment Income:
Reinvested Dividends	16,893	168,396	59,602	125,448	296,782
Investment Expense:
Mortality and Expense Risk and Administrative Charges	41,538	197,087	48,436	144,753	170,334

Net Investment Income (Loss)	(24,645)	(28,691)	11,166	(19,305)	126,448

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	1,331,821	41,360	719,914	310,969
Realized Gain (Loss) on Investments	56,237	(7,302)	(238,969)	397,964	(134,384)

Net Realized Capital Gains (Losses) on Investments	56,237	1,324,519	(197,609)	1,117,878	176,585
Net Change in Unrealized Appreciation (Depreciation)	321,774	1,280,167	244,913	821,714	(65,441)

Net Gain (Loss) on Investment	378,011	2,604,686	47,304	1,939,592	111,144

Net Increase (Decrease) in Net Assets Resulting from Operations	353,366	2,575,995	58,470	1,920,287	237,592

Increase (Decrease) in Net Assets from Contract Transactions	(525,990)	(628,183)	(412,545)	(725,348)	(697,506)

Total Increase (Decrease) in Net Assets	(172,624)	1,947,812	(354,075)	1,194,939	(459,914)

Net Assets as of December 31, 2020:	$2,792,103	$16,545,019	$3,777,399	$12,193,424	$13,792,741

See Accompanying Notes. (1) See Footnote 1	6

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	BlackRock Capital Appreciation V.I. Class I Shares Subaccount	BlackRock Equity Dividend V.I. Class I Shares Subaccount	BlackRock Global Allocation V.I. Class I Shares Subaccount	BlackRock Government Money Market V.I. Class I Shares Subaccount	BlackRock High Yield V.I. Class I Shares Subaccount

Net Assets as of December 31, 2018:	$6,421,175	$906,359	$19,226,944	$5,702,095	$4,549,403

Investment Income:
Reinvested Dividends	-	20,540	247,606	107,067	253,674
Investment Expense:
Mortality and Expense Risk and Administrative Charges	99,680	13,420	271,595	75,279	65,659

Net Investment Income (Loss)	(99,680)	7,120	(23,989)	31,788	188,015

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,221,850	69,622	661,382	-	-
Realized Gain (Loss) on Investments	(105,679)	9,366	260,900	-	38,735

Net Realized Capital Gains (Losses) on Investments	1,116,171	78,988	922,282	-	38,735
Net Change in Unrealized Appreciation (Depreciation)	832,966	142,408	2,111,098	-	375,329

Net Gain (Loss) on Investment	1,949,137	221,396	3,033,380	-	414,064

Net Increase (Decrease) in Net Assets Resulting from Operations	1,849,457	228,516	3,009,391	31,788	602,079

Increase (Decrease) in Net Assets from Contract Transactions	(887,245)	(46,575)	(2,299,242)	(661,959)	(373,188)

Total Increase (Decrease) in Net Assets	962,212	181,941	710,149	(630,171)	228,891

Net Assets as of December 31, 2019:	$7,383,387	$1,088,300	$19,937,093	$5,071,924	$4,778,294

Investment Income:

Reinvested Dividends	-	21,043	244,866	17,743	235,330
Investment Expense:
Mortality and Expense Risk and Administrative Charges	109,550	12,810	260,866	81,642	62,086

Net Investment Income (Loss)	(109,550)	8,233	(16,000)	(63,899)	173,244

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	767,194	32,838	1,003,967	269	-
Realized Gain (Loss) on Investments	42,946	14,002	286,786	-	29,941

Net Realized Capital Gains (Losses) on Investments	810,140	46,840	1,290,753	269	29,941
Net Change in Unrealized Appreciation (Depreciation)	1,982,329	(44,854)	2,115,224	-	45,413

Net Gain (Loss) on Investment	2,792,469	1,986	3,405,977	269	75,354

Net Increase (Decrease) in Net Assets Resulting from Operations	2,682,919	10,219	3,389,977	(63,630)	248,598

Increase (Decrease) in Net Assets from Contract Transactions	(1,303,242)	(121,227)	(2,014,128)	1,841,885	(388,326)

Total Increase (Decrease) in Net Assets	1,379,677	(111,008)	1,375,849	1,778,255	(139,728)

Net Assets as of December 31, 2020:	$8,763,064	$977,292	$21,312,942	$6,850,179	$4,638,566

See Accompanying Notes. (1) See Footnote 1	7

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	BlackRock International V.I. Class I Shares Subaccount	BlackRock Large Cap Focus Growth V.I. Class I Shares Subaccount	BlackRock Managed Volatility V.I. Class I Shares Subaccount	BlackRock S&P 500 Index V.I. Class I Shares Subaccount	BlackRock Total Return V.I. Class I Shares Subaccount

Net Assets as of December 31, 2018:	$4,172,004	$3,588,127	$1,350,704	$15,417,423	$8,568,845

Investment Income:
Reinvested Dividends	55,307	-	43,591	375,893	251,910
Investment Expense:
Mortality and Expense Risk and Administrative Charges	64,862	56,542	17,491	240,497	120,175

Net Investment Income (Loss)	(9,555)	(56,542)	26,100	135,396	131,735

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	438,211	109	985,361	28,558
Realized Gain (Loss) on Investments	94,278	41,286	13,752	652,307	40,477

Net Realized Capital Gains (Losses) on Investments	94,278	479,497	13,861	1,637,668	69,035
Net Change in Unrealized Appreciation (Depreciation)	1,131,551	663,555	(30,730)	2,649,352	460,898

Net Gain (Loss) on Investment	1,225,829	1,143,052	(16,869)	4,287,020	529,933

Net Increase (Decrease) in Net Assets Resulting from Operations	1,216,274	1,086,510	9,231	4,422,416	661,668

Increase (Decrease) in Net Assets from Contract Transactions	(399,761)	(233,239)	(71,437)	(1,270,225)	(683,646)

Total Increase (Decrease) in Net Assets	816,513	853,271	(62,206)	3,152,191	(21,978)

Net Assets as of December 31, 2019:	$4,988,517	$4,441,398	$1,288,498	$18,569,614	$8,546,867

Investment Income:
Reinvested Dividends	23,377	-	48,558	337,655	179,934
Investment Expense:
Mortality and Expense Risk and Administrative Charges	64,727	67,506	17,085	256,420	115,117

Net Investment Income (Loss)	(41,350)	(67,506)	31,473	81,235	64,817
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	78,645	320,707	-	1,233,596	382,272
Realized Gain (Loss) on Investments	148,766	157,604	15,910	519,292	89,763

Net Realized Capital Gains (Losses) on Investments	227,411	478,311	15,910	1,752,888	472,035
Net Change in Unrealized Appreciation (Depreciation)	684,563	1,374,293	(20,732)	1,326,077	27,059

Net Gain (Loss) on Investment	911,974	1,852,604	(4,822)	3,078,965	499,094

Net Increase (Decrease) in Net Assets Resulting from Operations	870,624	1,785,098	26,651	3,160,200	563,911

Increase (Decrease) in Net Assets from Contract Transactions	(489,277)	(475,202)	(55,153)	(515,847)	(909,319)

Total Increase (Decrease) in Net Assets	381,347	1,309,896	(28,502)	2,644,353	(345,408)

Net Assets as of December 31, 2020:	$5,369,864	$5,751,294	$1,259,996	$21,213,967	$8,201,459

See Accompanying Notes. (1) See Footnote 1	8

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	BlackRock U.S. Government Bond V.I. Class I Shares Subaccount	Davis Value Subaccount	Eaton Vance VT Floating-Rate Income Subaccount	Federated Hermes Kaufmann II Primary Shares Subaccount	Federated Hermes Managed Volatility II Primary Shares Subaccount

Net Assets as of December 31, 2018:	$3,607,348	$3,882,615	$574,437	$1,284,955	$72,237

Investment Income:
Reinvested Dividends	81,192	66,062	25,875	-	1,626
Investment Expense:
Mortality and Expense Risk and Administrative Charges	48,794	59,557	8,793	20,193	1,445

Net Investment Income (Loss)	32,398	6,505	17,082	(20,193)	181

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	207,972	-	135,195	-
Realized Gain (Loss) on Investments	(12,116)	(281,916)	(1,108)	33,745	(258)

Net Realized Capital Gains (Losses) on Investments	(12,116)	(73,944)	(1,108)	168,940	(258)
Net Change in Unrealized Appreciation (Depreciation)	148,992	1,135,234	16,025	249,501	20,084

Net Gain (Loss) on Investment	136,876	1,061,290	14,917	418,441	19,826

Net Increase (Decrease) in Net Assets Resulting from Operations	169,274	1,067,795	31,999	398,248	20,007

Increase (Decrease) in Net Assets from Contract Transactions	(390,051)	(562,573)	26,553	(172,882)	75,006

Total Increase (Decrease) in Net Assets	(220,777)	505,222	58,552	225,366	95,013

Net Assets as of December 31, 2019:	$3,386,571	$4,387,837	$632,989	$1,510,321	$167,250

Investment Income:
Reinvested Dividends	61,668	27,871	20,340	-	3,825
Investment Expense:
Mortality and Expense Risk and Administrative Charges	47,371	55,613	9,041	20,877	2,085

Net Investment Income (Loss)	14,297	(27,742)	11,299	(20,877)	1,740

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	111,485	-	139,164	-
Realized Gain (Loss) on Investments	23,448	(280,955)	(2,947)	66,352	(47)

Net Realized Capital Gains (Losses) on Investments	23,448	(169,470)	(2,947)	205,516	(47)
Net Change in Unrealized Appreciation (Depreciation)	129,814	582,441	(4,832)	187,597	(3,626)

Net Gain (Loss) on Investment	153,262	412,971	(7,779)	393,113	(3,673)

Net Increase (Decrease) in Net Assets Resulting from Operations	167,559	385,229	3,520	372,236	(1,933)

Increase (Decrease) in Net Assets from Contract Transactions	(384,910)	(398,937)	50,747	(166,699)	(18,030)

Total Increase (Decrease) in Net Assets	(217,351)	(13,708)	54,267	205,537	(19,963)

Net Assets as of December 31, 2020:	$3,169,220	$4,374,129	$687,256	$1,715,858	$147,287

See Accompanying Notes. (1) See Footnote 1	9

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	Franklin Templeton Foreign Class 2 Shares Subaccount	Franklin Templeton Growth Class 2 Shares Subaccount	Invesco Oppenheimer V.I. Main Street Series II Shares Subaccount	Invesco V.I. American Franchise Series I Shares Subaccount	Invesco V.I. Comstock Series I Shares Subaccount

Net Assets as of December 31, 2018:	$238,029	$111,008	$111,297	$976,589	$4,016,445

Investment Income:
Reinvested Dividends	4,254	3,337	1,050	-	84,987
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,309	1,698	1,348	15,085	61,568

Net Investment Income (Loss)	945	1,639	(298)	(15,085)	23,419

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,539	22,921	20,832	157,150	552,267
Realized Gain (Loss) on Investments	369	(374)	(393)	47,255	126,367

Net Realized Capital Gains (Losses) on Investments	2,908	22,547	20,439	204,405	678,634
Net Change in Unrealized Appreciation (Depreciation)	22,031	(8,914)	3,199	138,669	205,862

Net Gain (Loss) on Investment	24,939	13,633	23,638	343,074	884,496

Net Increase (Decrease) in Net Assets Resulting from Operations	25,884	15,272	23,340	327,989	907,915

Increase (Decrease) in Net Assets from Contract Transactions	(10,111)	2,095	(98,068)	(86,260)	(414,557)

Total Increase (Decrease) in Net Assets	15,773	17,367	(74,728)	241,729	493,358

Net Assets as of December 31, 2019:	$253,802	$128,375	$36,569	$1,218,318	$4,509,803

Investment Income:
Reinvested Dividends	7,247	3,511	449	954	95,669
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,883	1,660	571	17,913	54,688

Net Investment Income (Loss)	4,364	1,851	(122)	(16,959)	40,981

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	3,802	99,552	104,955
Realized Gain (Loss) on Investments	(891)	(1,117)	(83)	40,038	34,187

Net Realized Capital Gains (Losses) on Investments	(891)	(1,117)	3,719	139,590	139,142
Net Change in Unrealized Appreciation (Depreciation)	(10,406)	5,096	1,034	344,103	(247,278)

Net Gain (Loss) on Investment	(11,297)	3,979	4,753	483,693	(108,136)

Net Increase (Decrease) in Net Assets Resulting from Operations	(6,933)	5,830	4,631	466,734	(67,155)

Increase (Decrease) in Net Assets from Contract Transactions	(4,312)	878	1,388	(67,806)	(304,171)

Total Increase (Decrease) in Net Assets	(11,245)	6,708	6,019	398,928	(371,326)

Net Assets as of December 31, 2020:	$242,557	$135,083	$42,588	$1,617,246	$4,138,477

See Accompanying Notes. (1) See Footnote 1	10

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	Invesco V.I. Core Equity Series I Shares Subaccount	Invesco V.I. International Growth Series I Shares Subaccount	Invesco V.I. Mid Cap Core Equity Series I Shares Subaccount	Invesco V.I. Value Opportunities Series I Shares Subaccount	Janus Henderson -Enterprise Service Shares Subaccount

Net Assets as of December 31, 2018:	$2,314,475	$569,034	$111,546	$-	$27,200

Investment Income:
Reinvested Dividends	25,000	9,025	615	-	17
Investment Expense:
Mortality and Expense Risk and Administrative Charges	35,680	9,289	1,941	-	447

Net Investment Income (Loss)	(10,680)	(264)	(1,326)	-	(430)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	303,823	36,460	13,477	-	2,039
Realized Gain (Loss) on Investments	57,601	24,517	150	-	252

Net Realized Capital Gains (Losses) on Investments	361,424	60,977	13,627	-	2,291
Net Change in Unrealized Appreciation (Depreciation)	270,589	78,534	13,302	-	7,220

Net Gain (Loss) on Investment	632,013	139,511	26,929	-	9,511

Net Increase (Decrease) in Net Assets Resulting from Operations	621,333	139,247	25,603	-	9,081

Increase (Decrease) in Net Assets from Contract Transactions	(162,830)	(100,640)	(5,676)	-	(98)

Total Increase (Decrease) in Net Assets	458,503	38,607	19,927	-	8,983

Net Assets as of December 31, 2019:	$2,772,978	$607,641	$131,473	$-	$36,183

Investment Income:
Reinvested Dividends	35,537	13,148	941	-	16
Investment Expense:
Mortality and Expense Risk and Administrative Charges	35,601	8,855	2,007	-	471

Net Investment Income (Loss)	(64)	4,293	(1,066)	-	(455)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	613,032	12,667	26,636	-	2,648
Realized Gain (Loss) on Investments	43,383	17,934	(2,527)	-	261

Net Realized Capital Gains (Losses) on Investments	656,415	30,601	24,109	-	2,909
Net Change in Unrealized Appreciation (Depreciation)	(339,082)	30,707	(7,893)	-	3,904

Net Gain (Loss) on Investment	317,333	61,308	16,216	-	6,813

Net Increase (Decrease) in Net Assets Resulting from Operations	317,269	65,601	15,150	-	6,358

Increase (Decrease) in Net Assets from Contract Transactions	(143,533)	(69,875)	(1,583)	-	(104)

Total Increase (Decrease) in Net Assets	173,736	(4,274)	13,567	-	6,254

Net Assets as of December 31, 2020:	$2,946,714	$603,367	$145,040	$-	$42,437

See Accompanying Notes. (1) See Footnote 1	11

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	Janus Henderson - Forty Service Shares Subaccount	MFS® Growth Initial Class Subaccount	PIMCO CommodityRealReturn® Strategy Administrative Class Subaccount	PIMCO Low Duration Administrative Class Subaccount	PIMCO Real Return Administrative Class Subaccount

Net Assets as of December 31, 2018:	$133,380	$4,831,101	$282,283	$1,839,208	$1,390,585

Investment Income:
Reinvested Dividends	35	-	13,427	52,350	24,007
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,251	77,883	4,538	28,169	21,307

Net Investment Income (Loss)	(2,216)	(77,883)	8,889	24,181	2,700

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	13,201	479,753	-	-	-
Realized Gain (Loss) on Investments	2,178	560,625	(9,669)	(7,337)	(15,142)

Net Realized Capital Gains (Losses) on Investments	15,379	1,040,378	(9,669)	(7,337)	(15,142)
Net Change in Unrealized Appreciation (Depreciation)	32,365	711,350	28,445	29,728	106,917

Net Gain (Loss) on Investment	47,744	1,751,728	18,776	22,391	91,775

Net Increase (Decrease) in Net Assets Resulting from Operations	45,528	1,673,845	27,665	46,572	94,475

Increase (Decrease) in Net Assets from Contract Transactions	(9,843)	(677,620)	5,031	86,334	(14,066)

Total Increase (Decrease) in Net Assets	35,685	996,225	32,696	132,906	80,409

Net Assets as of December 31, 2019:	$169,065	$5,827,326	$314,979	$1,972,114	$1,470,994

Investment Income:
Reinvested Dividends	1,145	-	18,596	22,006	19,115
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,622	85,261	4,374	26,886	20,398

Net Investment Income (Loss)	(1,477)	(85,261)	14,222	(4,880)	(1,283)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	12,973	408,043	-	-	-
Realized Gain (Loss) on Investments	5,848	1,061,125	(25,293)	(17,705)	(3,760)

Net Realized Capital Gains (Losses) on Investments	18,821	1,469,168	(25,293)	(17,705)	(3,760)
Net Change in Unrealized Appreciation (Depreciation)	41,502	262,644	17,935	46,287	133,239

Net Gain (Loss) on Investment	60,323	1,731,812	(7,358)	28,582	129,479

Net Increase (Decrease) in Net Assets Resulting from Operations	58,846	1,646,551	6,864	23,702	128,196

Increase (Decrease) in Net Assets from Contract Transactions	(15,603)	(881,887)	1,228	(62,414)	(165,848)

Total Increase (Decrease) in Net Assets	43,243	764,664	8,092	(38,712)	(37,652)

Net Assets as of December 31, 2020:	$212,308	$6,591,990	$323,071	$1,933,402	$1,433,342

See Accompanying Notes. (1) See Footnote 1	12

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	PIMCO Total Return Administrative Class Subaccount	Pioneer High Yield VCT Class II Shares Subaccount	Pioneer Real Estate Shares VCT Class II Shares Subaccount	TA Aegon Sustainable Equity Income Service Class Subaccount	TA BlackRock iShares Edge 40 Service Class Subaccount

Net Assets as of December 31, 2018:	$10,982,319	$148,880	$3,503	$2,277,685	$-

Investment Income:
Reinvested Dividends	332,083	7,387	72	53,602	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	159,208	2,177	54	36,524	-

Net Investment Income (Loss)	172,875	5,210	18	17,078	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	1,062	370,302	-
Realized Gain (Loss) on Investments	(47,788)	(751)	(340)	44,602	-

Net Realized Capital Gains (Losses) on Investments	(47,788)	(751)	722	414,904	-
Net Change in Unrealized Appreciation (Depreciation)	598,893	14,336	121	42,454	-

Net Gain (Loss) on Investment	551,105	13,585	843	457,358	-

Net Increase (Decrease) in Net Assets Resulting from Operations	723,980	18,795	861	474,436	-

Increase (Decrease) in Net Assets from Contract Transactions	(707,920)	(2,793)	(642)	(218,064)	-

Total Increase (Decrease) in Net Assets	16,060	16,002	219	256,372	-

Net Assets as of December 31, 2019:	$10,998,379	$164,882	$3,722	$2,534,057	$-

Investment Income:
Reinvested Dividends	231,293	8,052	30	67,772	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	156,474	2,153	30	34,892	-

Net Investment Income (Loss)	74,819	5,899	-	32,880	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	121,236	-	960	302,322	-
Realized Gain (Loss) on Investments	38,975	(2,365)	(2,693)	(84,142)	-

Net Realized Capital Gains (Losses) on Investments	160,211	(2,365)	(1,733)	218,180	-
Net Change in Unrealized Appreciation (Depreciation)	505,290	(2,186)	1,064	(400,413)	-

Net Gain (Loss) on Investment	665,501	(4,551)	(669)	(182,233)	-

Net Increase (Decrease) in Net Assets Resulting from Operations	740,320	1,348	(669)	(149,353)	-

Increase (Decrease) in Net Assets from Contract Transactions	(728,702)	1,537	(3,053)	147,883	-

Total Increase (Decrease) in Net Assets	11,618	2,885	(3,722)	(1,470)	-

Net Assets as of December 31, 2020:	$11,009,997	$167,767	$-	$2,532,587	$-

See Accompanying Notes. (1) See Footnote 1	13

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	TA International Growth Initial Class Subaccount	TA Janus Balanced Service Class Subaccount	TA Janus Mid-Cap Growth Service Class Subaccount	TA JPMorgan Enhanced Index Initial Class Subaccount	TA Morgan Stanley Capital Growth Initial Class Subaccount(1)

Net Assets as of December 31, 2018:	$1,309,716	$108,109	$1,032,389	$24,133	$-

Investment Income:
Reinvested Dividends	22,681	1,632	-	333	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	18,967	1,730	16,988	410	75

Net Investment Income (Loss)	3,714	(98)	(16,988)	(77)	(75)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	227,737	5,334	60,689	3,271	-
Realized Gain (Loss) on Investments	(16,164)	81	34,130	54	19

Net Realized Capital Gains (Losses) on Investments	211,573	5,415	94,819	3,325	19
Net Change in Unrealized Appreciation (Depreciation)	107,864	16,203	256,432	3,753	2,161

Net Gain (Loss) on Investment	319,437	21,618	351,251	7,078	2,180

Net Increase (Decrease) in Net Assets Resulting from Operations	323,151	21,520	334,263	7,001	2,105

Increase (Decrease) in Net Assets from Contract Transactions	(178,043)	(4,569)	(199,889)	(216)	32,421

Total Increase (Decrease) in Net Assets	145,108	16,951	134,374	6,785	34,526

Net Assets as of December 31, 2019:	$1,454,824	$125,060	$1,166,763	$30,918	$34,526

Investment Income:
Reinvested Dividends	28,873	1,826	450	453	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	17,214	1,765	16,684	457	614

Net Investment Income (Loss)	11,659	61	(16,234)	(4)	(614)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	5,042	97,310	2,503	1,730
Realized Gain (Loss) on Investments	(44,896)	299	62,481	64	3,507

Net Realized Capital Gains (Losses) on Investments	(44,896)	5,341	159,791	2,567	5,237
Net Change in Unrealized Appreciation (Depreciation)	255,374	9,266	59,878	3,090	30,044

Net Gain (Loss) on Investment	210,478	14,607	219,669	5,657	35,281

Net Increase (Decrease) in Net Assets Resulting from Operations	222,137	14,668	203,435	5,653	34,667

Increase (Decrease) in Net Assets from Contract Transactions	(223,280)	(6,972)	(159,603)	(219)	(9,711)

Total Increase (Decrease) in Net Assets	(1,143)	7,696	43,832	5,434	24,956

Net Assets as of December 31, 2020:	$1,453,681	$132,756	$1,210,595	$36,352	$59,482

See Accompanying Notes. (1) See Footnote 1	14

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	TA Morgan Stanley Global Allocation Service Class Subaccount	TA Multi-Managed Balanced Service Class Subaccount	TA Small/Mid Cap Value Service Class Subaccount	TA T. Rowe Price Small Cap Initial Class Subaccount	TA TS&W International Equity Service Class Subaccount

Net Assets as of December 31, 2018:	$-	$-	$1,567,927	$789,415	$90,638

Investment Income:
Reinvested Dividends	-	-	12,597	-	1,134
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	25,742	12,318	1,312

Net Investment Income (Loss)	-	-	(13,145)	(12,318)	(178)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	133,995	77,228	1,532
Realized Gain (Loss) on Investments	-	-	(8,811)	36,754	(244)

Net Realized Capital Gains (Losses) on Investments	-	-	125,184	113,982	1,288
Net Change in Unrealized Appreciation (Depreciation)	-	-	237,757	114,845	15,872

Net Gain (Loss) on Investment	-	-	362,941	228,827	17,160

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	349,796	216,509	16,982

Increase (Decrease) in Net Assets from Contract Transactions	-	-	(149,059)	(226,161)	(3,048)

Total Increase (Decrease) in Net Assets	-	-	200,737	(9,652)	13,934

Net Assets as of December 31, 2019:	$-	$-	$1,768,664	$779,763	$104,572

Investment Income:
Reinvested Dividends	318	-	17,322	-	2,549
Investment Expense:
Mortality and Expense Risk and Administrative Charges	390	-	25,070	11,415	1,207

Net Investment Income (Loss)	(72)	-	(7,748)	(11,415)	1,342

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,285	-	75,418	50,531	-
Realized Gain (Loss) on Investments	157	-	(103,924)	31,146	(1,560)

Net Realized Capital Gains (Losses) on Investments	1,442	-	(28,506)	81,677	(1,560)
Net Change in Unrealized Appreciation (Depreciation)	7,106	-	164,581	86,450	3,469

Net Gain (Loss) on Investment	8,548	-	136,075	168,127	1,909

Net Increase (Decrease) in Net Assets Resulting from Operations	8,476	-	128,327	156,712	3,251

Increase (Decrease) in Net Assets from Contract Transactions	29,689	-	(91,002)	(123,676)	(5,310)

Total Increase (Decrease) in Net Assets	38,165	-	37,325	33,036	(2,059)

Net Assets as of December 31, 2020:	$38,165	$-	$1,805,989	$812,799	$102,513

See Accompanying Notes. (1) See Footnote 1	15

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	TA WMC US Growth Service Class Subaccount	Wanger International Subaccount	Wanger USA Subaccount

Net Assets as of December 31, 2018:	$1,950,057	$ 1,221,320	$ 607,466

Investment Income:
Reinvested Dividends	-	11,138	1,741
Investment Expense:
Mortality and Expense Risk and Administrative Charges	29,878	20,061	10,159

Net Investment Income (Loss)	(29,878)	(8,923)	(8,418)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	176,397	121,226	117,828
Realized Gain (Loss) on Investments	156,133	(58,250)	(43,606)

Net Realized Capital Gains (Losses) on Investments	332,530	62,976	74,222
Net Change in Unrealized Appreciation (Depreciation)	381,647	278,451	107,053

Net Gain (Loss) on Investment	714,177	341,427	181,275

Net Increase (Decrease) in Net Assets Resulting from Operations	684,299	332,504	172,857

Increase (Decrease) in Net Assets from Contract Transactions	(483,316)	(154,479)	(80,634)

Total Increase (Decrease) in Net Assets	200,983	178,025	92,223

Net Assets as of December 31, 2019:	$2,151,040	$1,399,345	$699,689

Investment Income:
Reinvested Dividends	-	29,008	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	29,294	19,702	10,039

Net Investment Income (Loss)	(29,294)	9,306	(10,039)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	165,203	51,773	76,148
Realized Gain (Loss) on Investments	221,446	(73,883)	(35,837)

Net Realized Capital Gains (Losses) on Investments	386,649	(22,110)	40,311
Net Change in Unrealized Appreciation (Depreciation)	269,681	213,660	129,625

Net Gain (Loss) on Investment	656,330	191,550	169,936

Net Increase (Decrease) in Net Assets Resulting from Operations	627,036	200,856	159,897

Increase (Decrease) in Net Assets from Contract Transactions	(550,214)	(154,842)	(95,744)

Total Increase (Decrease) in Net Assets	76,822	46,014	64,153

Net Assets as of December 31, 2020:	$2,227,862	$1,445,359	$763,842

See Accompanying Notes. (1) See Footnote 1	16

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2020

1. Organization

ML of New York Variable Annuity Separate Account A (the Separate Account) is a segregated investment account of Transamerica Financial Life Insurance Company (TFLIC), an indirect wholly owned subsidiary of Aegon N.V., a holding company organized under the laws of the Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TFLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TFLIC’s other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Merrill Lynch Investor Choice Annuity® NY, Merrill Lynch Retirement Power® NY, Merrill Lynch Retirement Optimizer® NY, and Merrill Lynch Retirement Plus® NY.

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
AB Variable Products Series Fund, Inc.	AB Variable Products Series Fund, Inc.
AB Global Thematic Growth Class A Shares	AB Global Thematic Growth Portfolio Class A Shares
AB Growth and Income Class A Shares	AB Growth and Income Portfolio Class A Shares
AB International Value Class A Shares	AB International Value Portfolio Class A shares
AB Large Cap Growth Class A Shares	AB Large Cap Growth Portfolio Class A Shares
AB Small/Mid Cap Value Class A Shares	AB Small/Mid Cap Value Portfolio Class A Shares
American Century Variable Series Funds, Inc.	American Century Variable Series Funds, Inc.
American Century VP Ultra® Class I Shares	American Century VP Ultra® Fund Class I Shares
American Funds Insurance Series ®	American Funds Insurance Series ®
American Funds - Asset Allocation Class 2 Shares	American Funds - Asset Allocation Fund Class 2 Shares
American Funds - Bond Class 2 Shares	American Funds - Bond Fund Class 2 Shares
American Funds - Growth Class 2 Shares	American Funds - Growth Fund Class 2 Shares
American Funds - Growth-Income Class 2 Shares	American Funds - Growth-Income Fund Class 2 Shares
American Funds - International Class 2 Shares	American Funds - International Fund Class 2 Shares
BlackRock Funds, Inc.	BlackRock Funds, Inc.
BlackRock Advantage Large Cap Core V.I. Class I Shares	BlackRock Advantage Large Cap Core V.I. Fund Class I Shares
BlackRock Advantage Large Cap Value V.I. Class I Shares	BlackRock Advantage Large Cap Value V.I. Fund Class I Shares
BlackRock Advantage U.S. Total Market V.I. Class I Shares	BlackRock Advantage U.S. Total Market V.I. Fund Class I Shares
BlackRock Basic Value V.I. Class I Shares	BlackRock Basic Value V.I. Fund Class I
BlackRock Capital Appreciation V.I. Class I Shares	BlackRock Capital Appreciation V.I. Fund Class I
BlackRock Equity Dividend V.I. Class I Shares	BlackRock Equity Dividend V.I. Fund Class I Shares
BlackRock Global Allocation V.I. Class I Shares	BlackRock Global Allocation V.I.
BlackRock Government Money Market V.I. Class I Shares	BlackRock Government Money Market V.I. Fund Class I Shares
BlackRock High Yield V.I. Class I Shares	BlackRock High Yield V.I. Fund Class I Shares
BlackRock International V.I. Class I Shares	BlackRock International V.I. Fund Class I Shares
BlackRock Large Cap Focus Growth V.I. Class I Shares	BlackRock Large Cap Focus Growth V.I. Fund Class I Shares
BlackRock Managed Volatility V.I. Class I Shares	BlackRock Managed Volatility V.I. Fund Class I Shares
BlackRock S&P 500 Index V.I. Class I Shares	BlackRock S&P 500 Index V.I. Fund Class I Shares
BlackRock Total Return V.I. Class I Shares	BlackRock Total Return V.I. Fund Class I
BlackRock U.S. Government Bond V.I. Class I Shares	BlackRock U.S. Government Bond V.I. Fund Class I Shares

17

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2020

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Davis Variable Account Fund, Inc.	Davis Variable Account Fund, Inc.
Davis Value	Davis Value Portfolio
Eaton Vance Variable Trust	Eaton Vance Variable Trust
Eaton Vance VT Floating-Rate Income	Eaton Vance VT Floating-Rate Income Fund
Federated Insurance Series	Federated Insurance Series
Federated Hermes Kaufmann II Primary Shares	Federated Hermes Kaufmann II Fund Primary Shares
Federated Hermes Managed Volatility II Primary Shares	Federated Hermes Managed Volatility II Fund Primary Shares
Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust
Franklin Templeton Foreign Class 2 Shares	Franklin Templeton Foreign Fund Class 2
Franklin Templeton Growth Class 2 Shares	Franklin Templeton Growth Fund Class 2
AIM Variable Insurance Funds- (Invesco Variable Insurance)	AIM Variable Insurance Funds- (Invesco Variable Insurance)
Invesco Oppenheimer V.I. Main Street Series II Shares	Invesco Oppenheimer V.I. Main Street Fund Series II Shares
Invesco V.I. American Franchise Series I Shares	Invesco V.I. American Franchise Fund Series I Shares
Invesco V.I. Comstock Series I Shares	Invesco V.I. Comstock Fund Series I Shares
Invesco V.I. Core Equity Series I Shares	Invesco V.I. Core Equity Fund Series I Shares
Invesco V.I. International Growth Series I Shares	Invesco V.I. International Growth Fund Series I Shares
Invesco V.I. Mid Cap Core Equity Series I Shares	Invesco V.I. Mid Cap Core Equity Fund Series I Shares
Invesco V.I. Value Opportunities Series I Shares	Invesco V.I. Value Opportunities Fund Series I Shares
Janus Aspen Series	Janus Aspen Series
Janus Henderson - Enterprise Service Shares	Janus Henderson - Enterprise Portfolio Service Shares
Janus Henderson - Forty Service Shares	Janus Henderson - Forty Portfolio Service Shares
MFS® Variable Insurance Trust	MFS® Variable Insurance Trust
MFS® Growth Initial Class	MFS® Growth Series Initial Class
PIMCO Variable Insurance Trust	PIMCO Variable Insurance Trust
PIMCO CommodityRealReturn® Strategy Administrative Class	PIMCO CommodityRealReturn® Strategy Portfolio Administrative Class
PIMCO Low Duration Administrative Class	PIMCO Low Duration Administrative Portfolio Class
PIMCO Real Return Administrative Class	PIMCO Real Return Administrative Portfolio Class
PIMCO Variable Insurance Trust	PIMCO Variable Insurance Trust
PIMCO Total Return Administrative Class	PIMCO Total Return Administrative Portfolio Class
Pioneer Variable Contracts Trust	Pioneer Variable Contracts Trust
Pioneer High Yield VCT Class II Shares	Pioneer High Yield VCT Portfolio Class II Shares
Pioneer Real Estate Shares VCT Class II Shares	Pioneer Real Estate Shares VCT Portfolio Class II Shares
Transamerica Series Trust	Transamerica Series Trust
TA Aegon Sustainable Equity Income Service Class	Transamerica Aegon Sustainable Equity Income VP Service Class
TA BlackRock iShares Edge 40 Service Class	Transamerica BlackRock iShares Edge 40 VP Service Class
TA International Growth Initial Class	Transamerica International Growth VP Initial Class
TA Janus Balanced Service Class	Transamerica Janus Balanced VP Service Class
TA Janus Mid-Cap Growth Service Class	Transamerica Janus Mid-Cap Growth VP Service Class
TA JPMorgan Enhanced Index Initial Class	Transamerica JPMorgan Enhanced Index VP Initial Class
TA Morgan Stanley Capital Growth Initial Class	Transamerica Morgan Stanley Capital Growth VP Initial Class
TA Morgan Stanley Global Allocation Service Class	Transamerica Morgan Stanley Global Allocation VP Service Class
TA Multi-Managed Balanced Service Class	Transamerica Multi-Managed Balanced VP Service Class

18

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2020

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Transamerica Series Trust	Transamerica Series Trust
TA Small/Mid Cap Value Service Class	Transamerica Small/Mid Cap Value VP Service Class
TA T. Rowe Price Small Cap Initial Class	Transamerica T. Rowe Price Small Cap VP Initial Class
TA TS&W International Equity Service Class	Transamerica TS&W International Equity VP Service Class
TA WMC US Growth Service Class	Transamerica WMC US Growth VP Service Class
Wanger Advisors Trust	Wanger Advisors Trust
Wanger International	Wanger International
Wanger USA	Wanger USA

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
TA Morgan Stanley Capital Growth Initial Class	November 1, 2019
Federated Hermes Managed Volatility II Primary Shares	August, 17, 2018
TA International Growth Initial Class	August, 18, 2017
TA JPMorgan Enhanced Index Initial Class	August, 18, 2017
TA T. Rowe Price Small Cap Initial Class	August, 18, 2017
TA TS&W International Equity Service Class	August, 18, 2017
TA Morgan Stanley Global Allocation Service Class	March, 27, 2017
TA Janus Balanced Service Class	March, 27, 2017
TA Multi-Managed Balanced Service Class	March, 27, 2017

The following subaccount name changes were made effective during the fiscal year ended December 31, 2020:

Subaccount	Formerly
Federated Hermes Kaufmann II Primary Shares	Federated Kaufmann II Primary Shares
Federated Hermes Managed Volatility II Primary Shares	Federated Managed Volatility II Primary Shares
TA Aegon Sustainable Equity Income Service Class	TA Barrow Hanley Dividend Focused Service Class
TA International Growth Initial Class	TA Greystone International Growth Initial Class
TA Morgan Stanley Global Allocation Service Class	TA BlackRock Global Allocation Service Class

19

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2020

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2020.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets

b) Quoted prices for identical or similar assets or liabilities in non-active markets

c) Inputs other than quoted market prices that are observable

d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2020.

20

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2020

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2020 were as follows:

Subaccount	Purchases	Sales
AB Global Thematic Growth Class A Shares	$313,180	$124,124
AB Growth and Income Class A Shares	112,497	111,582
AB International Value Class A Shares	4,331	4,841
AB Large Cap Growth Class A Shares	663,315	720,229
AB Small/Mid Cap Value Class A Shares	41,908	22,296
American Century VP Ultra® Class I Shares	22,148	55,847
American Funds - Asset Allocation Class 2 Shares	14,770	30,837
American Funds - Bond Class 2 Shares	70,602	67,856
American Funds - Growth Class 2 Shares	183,561	256,046
American Funds - Growth-Income Class 2 Shares	155,992	50,292
American Funds - International Class 2 Shares	197,263	747,900
BlackRock Advantage Large Cap Core V.I. Class I Shares	1,703,983	1,029,044
BlackRock Advantage Large Cap Value V.I. Class I Shares	250,060	610,080
BlackRock Advantage U.S. Total Market V.I. Class I Shares	1,039,105	1,063,847
BlackRock Basic Value V.I. Class I Shares	930,630	1,190,719
BlackRock Capital Appreciation V.I. Class I Shares	907,879	1,553,474
BlackRock Equity Dividend V.I. Class I Shares	53,881	134,036
BlackRock Global Allocation V.I. Class I Shares	1,532,645	2,558,807
BlackRock Government Money Market V.I. Class I Shares	3,093,324	1,315,060
BlackRock High Yield V.I. Class I Shares	429,783	643,965
BlackRock International V.I. Class I Shares	248,849	700,832
BlackRock Large Cap Focus Growth V.I. Class I Shares	374,653	596,658
BlackRock Managed Volatility V.I. Class I Shares	98,636	122,316
BlackRock S&P 500 Index V.I. Class I Shares	2,096,999	1,298,025
BlackRock Total Return V.I. Class I Shares	1,142,036	1,599,751
BlackRock U.S. Government Bond V.I. Class I Shares	297,776	666,389
Davis Value	311,164	626,361
Eaton Vance VT Floating-Rate Income	96,386	34,327
Federated Hermes Kaufmann II Primary Shares	171,114	219,525
Federated Hermes Managed Volatility II Primary Shares	8,643	24,934
Franklin Templeton Foreign Class 2 Shares	7,247	7,195
Franklin Templeton Growth Class 2 Shares	6,626	3,896
Invesco Oppenheimer V.I. Main Street Series II Shares	5,867	799
Invesco V.I. American Franchise Series I Shares	100,507	85,721
Invesco V.I. Comstock Series I Shares	543,297	701,531
Invesco V.I. Core Equity Series I Shares	657,181	187,745

21

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2020

3. Investments (continued)

Subaccount	Purchases	Sales
Invesco V.I. International Growth Series I Shares	$89,629	$142,544
Invesco V.I. Mid Cap Core Equity Series I Shares	41,181	17,195
Invesco V.I. Value Opportunities Series I Shares	-	-
Janus Henderson - Enterprise Service Shares	2,664	560
Janus Henderson - Forty Service Shares	18,308	22,409
MFS® Growth Initial Class	1,052,991	1,612,094
PIMCO CommodityRealReturn® Strategy Administrative Class	60,004	44,555
PIMCO Low Duration Administrative Class	446,952	514,232
PIMCO Real Return Administrative Class	235,428	402,537
PIMCO Total Return Administrative Class	1,494,253	2,026,752
Pioneer High Yield VCT Class II Shares	21,263	13,827
Pioneer Real Estate Shares VCT Class II Shares	6,061	8,155
TA Aegon Sustainable Equity Income Service Class	847,442	364,357
TA BlackRock iShares Edge 40 Service Class	-	-
TA International Growth Initial Class	43,175	254,796
TA Janus Balanced Service Class	10,049	11,918
TA Janus Mid-Cap Growth Service Class	183,996	262,524
TA JPMorgan Enhanced Index Initial Class	2,957	676
TA Morgan Stanley Capital Growth Initial Class	1,731	10,326
TA Morgan Stanley Global Allocation Service Class	32,409	1,508
TA Multi-Managed Balanced Service Class	-	-
TA Small/Mid Cap Value Service Class	385,489	408,821
TA T. Rowe Price Small Cap Initial Class	141,110	225,671
TA TS&W International Equity Service Class	9,863	13,831
TA WMC US Growth Service Class	191,554	605,859
Wanger International	216,715	310,479
Wanger USA	118,566	148,198

22

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2020			Year Ended December 31, 2019
		Units Redeemed			Units Redeemed
		and Transferred	Net Increase		and Transferred	Net Increase
Subaccount	Units Purchased	to/from	(Decrease)	Units Purchased	to/from	(Decrease)
AB Global Thematic Growth Class A Shares	3,120	(6,470)	(3,350)	-	(466)	(466)
AB Growth and Income Class A Shares	3,182	(4,221)	(1,039)	1,312	(8,135)	(6,823)
AB International Value Class A Shares	450	(918)	(468)	237	(248)	(11)
AB Large Cap Growth Class A Shares	3,241	(12,543)	(9,302)	1,712	(19,503)	(17,791)
AB Small/Mid Cap Value Class A Shares	1,444	(790)	654	710	(4,118)	(3,408)
American Century VP Ultra® Class I Shares	-	(1,138)	(1,138)	2	(5,536)	(5,534)
American Funds - Asset Allocation Class 2 Shares	143	(885)	(742)	16	(916)	(900)
American Funds - Bond Class 2 Shares	4,262	(4,584)	(322)	15,267	(16,651)	(1,384)
American Funds - Growth Class 2 Shares	3,437	(5,438)	(2,001)	2,975	(7,856)	(4,881)
American Funds - Growth-Income Class 2 Shares	4,574	(1,418)	3,156	64	(6,784)	(6,720)
American Funds - International Class 2 Shares	10,583	(31,543)	(20,960)	5,032	(20,178)	(15,146)
BlackRock Advantage Large Cap Core V.I. Class I Shares	2,846	(11,585)	(8,739)	1,461	(21,150)	(19,689)
BlackRock Advantage Large Cap Value V.I. Class I Shares	5,759	(19,968)	(14,209)	1,495	(9,833)	(8,338)
BlackRock Advantage U.S. Total Market V.I. Class I Shares	2,103	(9,623)	(7,520)	1,516	(10,950)	(9,434)
BlackRock Basic Value V.I. Class I Shares	14,509	(24,934)	(10,425)	1,550	(42,206)	(40,656)
BlackRock Capital Appreciation V.I. Class I Shares	4,302	(45,071)	(40,769)	4,359	(42,231)	(37,872)
BlackRock Equity Dividend V.I. Class I Shares	-	(1,984)	(1,984)	-	(790)	(790)
BlackRock Global Allocation V.I. Class I Shares	6,076	(52,901)	(46,825)	5,886	(63,068)	(57,182)
BlackRock Government Money Market V.I. Class I Shares	233,920	(95,792)	138,128	77,699	(129,468)	(51,769)
BlackRock High Yield V.I. Class I Shares	6,573	(16,331)	(9,758)	4,763	(14,490)	(9,727)
BlackRock International V.I. Class I Shares	8,097	(30,513)	(22,416)	2,998	(23,467)	(20,469)
BlackRock Large Cap Focus Growth V.I. Class I Shares	1,471	(14,070)	(12,599)	3,658	(12,455)	(8,797)
BlackRock Managed Volatility V.I. Class I Shares	1,872	(3,965)	(2,093)	124	(2,812)	(2,688)
BlackRock S&P 500 Index V.I. Class I Shares	15,413	(23,511)	(8,098)	4,846	(36,597)	(31,751)
BlackRock Total Return V.I. Class I Shares	35,571	(77,867)	(42,296)	25,151	(52,738)	(27,587)
BlackRock U.S. Government Bond V.I. Class I Shares	14,167	(32,373)	(18,206)	14,662	(33,982)	(19,320)
Davis Value	8,981	(25,934)	(16,953)	4,653	(30,967)	(26,314)

23

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2020			Year Ended December 31, 2019
		Units Redeemed			Units Redeemed
		and Transferred	Net Increase		and Transferred	Net Increase
Subaccount	Units Purchased	to/from	(Decrease)	Units Purchased	to/from	(Decrease)
Eaton Vance VT Floating-Rate Income	5,485	(1,887)	3,598	3,641	(1,731)	1,910
Federated Hermes Kaufmann II Primary Shares	743	(4,894)	(4,151)	65	(4,891)	(4,826)
Federated Hermes Managed Volatility II Primary Shares	481	(2,248)	(1,767)	8,744	(1,243)	7,501
Franklin Templeton Foreign Class 2 Shares	-	(310)	(310)	-	(634)	(634)
Franklin Templeton Growth Class 2 Shares	217	(149)	68	314	(171)	143
Invesco Oppenheimer V.I. Main Street Series II Shares	64	(9)	55	23	(3,906)	(3,883)
Invesco V.I. American Franchise Series I Shares	-	(2,792)	(2,792)	36	(4,983)	(4,947)
Invesco V.I. Comstock Series I Shares	18,733	(29,232)	(10,499)	2,398	(20,190)	(17,792)
Invesco V.I. Core Equity Series I Shares	494	(7,416)	(6,922)	-	(7,954)	(7,954)
Invesco V.I. International Growth Series I Shares	3,842	(7,396)	(3,554)	268	(7,401)	(7,133)
Invesco V.I. Mid Cap Core Equity Series I Shares	856	(710)	146	86	(350)	(264)
Invesco V.I. Value Opportunities Series I Shares	-	-	-	-	-	-
Janus Henderson - Enterprise Service Shares	-	(3)	(3)	-	(3)	(3)
Janus Henderson - Forty Service Shares	102	(525)	(423)	5	(330)	(325)
MFS® Growth Initial Class	14,919	(34,481)	(19,562)	4,578	(26,980)	(22,402)
PIMCO CommodityRealReturn® Strategy Administrative Class	8,764	(7,394)	1,370	3,744	(2,906)	838
PIMCO Low Duration Administrative Class	34,614	(40,334)	(5,720)	21,286	(14,150)	7,136
PIMCO Real Return Administrative Class	14,256	(26,254)	(11,998)	8,847	(9,938)	(1,091)
PIMCO Total Return Administrative Class	60,052	(99,709)	(39,657)	52,688	(90,544)	(37,856)
Pioneer High Yield VCT Class II Shares	770	(658)	112	197	(352)	(155)
Pioneer Real Estate Shares VCT Class II Shares	285	(464)	(179)	-	(34)	(34)
TA Aegon Sustainable Equity Income Service Class	43,780	(27,082)	16,698	4,140	(20,274)	(16,134)
TA BlackRock iShares Edge 40 Service Class	-	-	-	-	-	-
TA International Growth Initial Class	1,298	(23,136)	(21,838)	734	(18,774)	(18,040)
TA Janus Balanced Service Class	238	(790)	(552)	123	(481)	(358)
TA Janus Mid-Cap Growth Service Class	5,399	(11,656)	(6,257)	323	(10,603)	(10,280)
TA JPMorgan Enhanced Index Initial Class	-	(16)	(16)	-	(19)	(19)

24

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2020			Year Ended December 31, 2019
		Units Redeemed			Units Redeemed
		and Transferred	Net Increase		and Transferred	Net Increase
Subaccount	Units Purchased	to/from	(Decrease)	Units Purchased	to/from	(Decrease)
TA Morgan Stanley Capital Growth Initial Class	-	(651)	(651)	3,306	(27)	3,279
TA Morgan Stanley Global Allocation Service Class	2,973	(95)	2,878	-	-	-
TA Multi-Managed Balanced Service Class	-	-	-	-	-	-
TA Small/Mid Cap Value Service Class	18,278	(18,370)	(92)	877	(7,843)	(6,966)
TA T. Rowe Price Small Cap Initial Class	7,929	(16,346)	(8,417)	2,090	(21,127)	(19,037)
TA TS&W International Equity Service Class	738	(1,378)	(640)	159	(481)	(322)
TA WMC US Growth Service Class	959	(21,290)	(20,331)	709	(22,405)	(21,696)
Wanger International	11,842	(19,016)	(7,174)	2,250	(12,346)	(10,096)
Wanger USA	1,680	(3,873)	(2,193)	556	(3,003)	(2,447)

25

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2020			Year Ended December 31, 2019
		Units Redeemed			Units Redeemed
	Units Purchased in	and Transferred	Dollar Net Increase	Units Purchased in	and Transferred	Dollar Net Increase
Subaccount	Dollars	to/from in Dollars	(Decrease)	Dollars	to/from in Dollars	(Decrease)
AB Global Thematic Growth Class A Shares	$39,254	$(86,665)	$(47,411)	$-	$(5,620)	$(5,620)
AB Growth and Income Class A Shares	72,693	(102,790)	(30,097)	35,116	(214,549)	(179,433)
AB International Value Class A Shares	3,221	(4,043)	(822)	1,695	(1,720)	(25)
AB Large Cap Growth Class A Shares	105,094	(621,405)	(516,311)	51,565	(614,765)	(563,200)
AB Small/Mid Cap Value Class A Shares	29,921	(19,579)	10,342	18,887	(109,854)	(90,967)
American Century VP Ultra® Class I Shares	-	(52,502)	(52,502)	69	(155,608)	(155,539)
American Funds - Asset Allocation Class 2 Shares	3,643	(21,766)	(18,123)	378	(21,079)	(20,701)
American Funds - Bond Class 2 Shares	58,246	(61,517)	(3,271)	203,179	(222,793)	(19,614)
American Funds - Growth Class 2 Shares	125,457	(221,351)	(95,894)	93,161	(254,878)	(161,717)
American Funds - Growth-Income Class 2 Shares	132,420	(41,352)	91,068	1,623	(180,924)	(179,301)
American Funds - International Class 2 Shares	182,862	(708,852)	(525,990)	105,329	(426,118)	(320,789)
BlackRock Advantage Large Cap Core V.I. Class I Shares	206,797	(834,980)	(628,183)	97,387	(1,388,725)	(1,291,338)
BlackRock Advantage Large Cap Value V.I. Class I Shares	150,503	(563,048)	(412,545)	42,078	(279,181)	(237,103)
BlackRock Advantage U.S. Total Market V.I. Class I Shares	196,143	(921,491)	(725,348)	127,729	(914,604)	(786,875)
BlackRock Basic Value V.I. Class I Shares	326,049	(1,023,555)	(697,506)	75,933	(1,769,721)	(1,693,788)
BlackRock Capital Appreciation V.I. Class I Shares	144,514	(1,447,756)	(1,303,242)	112,532	(999,777)	(887,245)
BlackRock Equity Dividend V.I. Class I Shares	-	(121,227)	(121,227)	-	(46,575)	(46,575)
BlackRock Global Allocation V.I. Class I Shares	289,561	(2,303,689)	(2,014,128)	224,319	(2,523,561)	(2,299,242)
BlackRock Government Money Market V.I. Class I Shares	3,082,990	(1,241,105)	1,841,885	906,757	(1,568,716)	(661,959)
BlackRock High Yield V.I. Class I Shares	195,185	(583,511)	(388,326)	158,053	(531,241)	(373,188)
BlackRock International V.I. Class I Shares	148,542	(637,819)	(489,277)	58,931	(458,692)	(399,761)
BlackRock Large Cap Focus Growth V.I. Class I Shares	56,050	(531,252)	(475,202)	115,735	(348,974)	(233,239)
BlackRock Managed Volatility V.I. Class I Shares	50,124	(105,277)	(55,153)	3,240	(74,677)	(71,437)
BlackRock S&P 500 Index V.I. Class I Shares	537,780	(1,053,627)	(515,847)	196,166	(1,466,391)	(1,270,225)
BlackRock Total Return V.I. Class I Shares	578,349	(1,487,668)	(909,319)	437,081	(1,120,727)	(683,646)
BlackRock U.S. Government Bond V.I. Class I Shares	234,783	(619,693)	(384,910)	282,162	(672,213)	(390,051)
Davis Value	172,624	(571,561)	(398,937)	103,375	(665,948)	(562,573)

26

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2020			Year Ended December 31, 2019
		Units Redeemed			Units Redeemed
	Units Purchased in	and Transferred	Dollar Net Increase	Units Purchased in	and Transferred	Dollar Net Increase
Subaccount	Dollars	to/from in Dollars	(Decrease)	Dollars	to/from in Dollars	(Decrease)
Eaton Vance VT Floating-Rate Income	$76,510	$(25,763)	$50,747	$50,857	$(24,304)	$26,553
Federated Hermes Kaufmann II Primary Shares	32,123	(198,822)	(166,699)	2,323	(175,205)	(172,882)
Federated Hermes Managed Volatility II Primary Shares	4,853	(22,883)	(18,030)	87,477	(12,471)	75,006
Franklin Templeton Foreign Class 2 Shares	-	(4,312)	(4,312)	-	(10,111)	(10,111)
Franklin Templeton Growth Class 2 Shares	3,169	(2,291)	878	4,852	(2,757)	2,095
Invesco Oppenheimer V.I. Main Street Series II Shares	1,629	(241)	1,388	532	(98,600)	(98,068)
Invesco V.I. American Franchise Series I Shares	-	(67,806)	(67,806)	790	(87,050)	(86,260)
Invesco V.I. Comstock Series I Shares	343,595	(647,766)	(304,171)	56,760	(471,317)	(414,557)
Invesco V.I. Core Equity Series I Shares	9,173	(152,706)	(143,533)	-	(162,830)	(162,830)
Invesco V.I. International Growth Series I Shares	63,858	(133,733)	(69,875)	4,209	(104,849)	(100,640)
Invesco V.I. Mid Cap Core Equity Series I Shares	13,659	(15,242)	(1,583)	1,849	(7,525)	(5,676)
Invesco V.I. Value Opportunities Series I Shares	-	-	-	-	-	-
Janus Henderson - Enterprise Service Shares	-	(104)	(104)	-	(98)	(98)
Janus Henderson - Forty Service Shares	4,200	(19,803)	(15,603)	143	(9,986)	(9,843)
MFS® Growth Initial Class	647,882	(1,529,769)	(881,887)	162,524	(840,144)	(677,620)
PIMCO CommodityRealReturn® Strategy Administrative Class	41,557	(40,329)	1,228	22,446	(17,415)	5,031
PIMCO Low Duration Administrative Class	425,549	(487,963)	(62,414)	255,401	(169,067)	86,334
PIMCO Real Return Administrative Class	217,396	(383,244)	(165,848)	122,630	(136,696)	(14,066)
PIMCO Total Return Administrative Class	1,147,618	(1,876,320)	(728,702)	947,023	(1,654,943)	(707,920)
Pioneer High Yield VCT Class II Shares	13,283	(11,746)	1,537	3,586	(6,379)	(2,793)
Pioneer Real Estate Shares VCT Class II Shares	5,073	(8,126)	(3,053)	-	(642)	(642)
TA Aegon Sustainable Equity Income Service Class	478,135	(330,252)	147,883	57,681	(275,745)	(218,064)
TA BlackRock iShares Edge 40 Service Class	-	-	-	-	-	-
TA International Growth Initial Class	14,541	(237,821)	(223,280)	7,430	(185,473)	(178,043)
TA Janus Balanced Service Class	3,211	(10,183)	(6,972)	1,380	(5,949)	(4,569)
TA Janus Mid-Cap Growth Service Class	86,555	(246,158)	(159,603)	6,468	(206,357)	(199,889)

27

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2020			Year Ended December 31, 2019
		Units Redeemed			Units Redeemed
	Units Purchased in	and Transferred	Dollar Net Increase	Units Purchased in	and Transferred	Dollar Net Increase
Subaccount	Dollars	to/from in Dollars	(Decrease)	Dollars	to/from in Dollars	(Decrease)
TA JPMorgan Enhanced Index Initial Class	$-	$(219)	$(219)	$-	$(216)	$(216)
TA Morgan Stanley Capital Growth Initial Class	-	(9,711)	(9,711)	32,706	(285)	32,421
TA Morgan Stanley Global Allocation Service Class	30,806	(1,117)	29,689	-	-	-
TA Multi-Managed Balanced Service Class	-	-	-	-	-	-
TA Small/Mid Cap Value Service Class	293,364	(384,366)	(91,002)	18,987	(168,046)	(149,059)
TA T. Rowe Price Small Cap Initial Class	90,681	(214,357)	(123,676)	25,129	(251,290)	(226,161)
TA TS&W International Equity Service Class	7,324	(12,634)	(5,310)	1,578	(4,626)	(3,048)
TA WMC US Growth Service Class	26,680	(576,894)	(550,214)	14,416	(497,732)	(483,316)
Wanger International	136,211	(291,053)	(154,842)	32,459	(186,938)	(154,479)
Wanger USA	42,542	(138,286)	(95,744)	17,274	(97,908)	(80,634)

28

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2020

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31					For the Year Ended December 31
		Unit Fair Value						Expense		Total Return***
		Corresponding to				Investment		Ratio**		Corresponding to
		Lowest to Highest			Net	Income		Lowest to		Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*		Highest		Expense Ratio

AB Global Thematic Growth Class A Shares
12/31/2020	186,418	$18.65	to	$18.65	$3,476,890	0.65%	1.35%	to	1.35%	37.54%	to	37.54%
12/31/2019	189,768	13.56	to	13.56	2,573,304	0.43	1.35	to	1.35	28.41	to	28.41
12/31/2018	190,234	10.56	to	10.56	2,008,832	-	1.35	to	1.35	(11.01)	to	(11.01)
12/31/2017	186,963	11.87	to	11.87	2,218,615	0.48	1.35	to	1.35	34.84	to	34.84
12/31/2016	187,118	8.80	to	8.80	1,646,731	-	1.35	to	1.35	(1.95)	to	(1.95)

AB Growth and Income Class A Shares
12/31/2020	21,274	28.67	to	28.41	605,278	1.63	1.25	to	1.65	1.44	to	1.04
12/31/2019	22,313	28.26	to	28.12	627,857	1.23	1.25	to	1.65	22.01	to	21.96
12/31/2018	29,136	23.12	to	23.06	672,067	0.99	1.55	to	1.59	(7.07)	to	(7.11)
12/31/2017	29,697	24.88	to	24.83	737,385	1.43	1.55	to	1.59	17.10	to	17.06
12/31/2016	37,909	21.24	to	21.21	804,135	1.01	1.55	to	1.59	9.59	to	9.55

AB International Value Class A Shares
12/31/2020	9,356	7.43	to	7.03	68,174	1.95	1.25	to	1.65	1.19	to	0.79
12/31/2019	9,824	7.34	to	6.98	70,697	0.97	1.25	to	1.65	15.68	to	15.22
12/31/2018	9,835	6.35	to	6.05	61,271	1.53	1.25	to	1.65	(23.75)	to	(24.06)
12/31/2017	9,675	8.32	to	7.97	79,142	2.22	1.25	to	1.65	23.87	to	23.37
12/31/2016	10,691	6.72	to	6.46	70,657	1.15	1.25	to	1.65	(1.73)	to	(2.12)

AB Large Cap Growth Class A Shares
12/31/2020	125,741	72.55	to	25.75	8,569,893	-	1.35	to	1.59	33.67	to	33.35
12/31/2019	135,043	54.27	to	19.31	6,886,075	-	1.35	to	1.59	32.89	to	32.57
12/31/2018	152,834	40.84	to	14.56	5,661,557	-	1.35	to	1.59	1.20	to	0.95
12/31/2017	183,772	40.36	to	14.43	6,798,203	-	1.35	to	1.59	30.22	to	29.91
12/31/2016	212,658	30.99	to	11.11	5,998,128	-	1.35	to	1.59	1.26	to	1.01

AB Small/Mid Cap Value Class A Shares
12/31/2020	7,943	30.64	to	28.71	236,178	1.11	1.25	to	1.65	2.09	to	1.68
12/31/2019	7,289	30.01	to	28.24	212,803	0.68	1.25	to	1.65	18.60	to	18.13
12/31/2018	10,697	25.30	to	23.90	265,848	0.47	1.25	to	1.65	(16.09)	to	(16.43)
12/31/2017	9,665	30.15	to	28.60	288,226	0.46	1.25	to	1.65	11.75	to	11.30
12/31/2016	8,560	26.98	to	25.70	227,908	0.61	1.25	to	1.65	23.54	to	23.05

American Century VP Ultra® Class I Shares
12/31/2020	5,423	50.82	to	47.63	263,283	-	1.25	to	1.65	47.99	to	47.40
12/31/2019	6,561	34.34	to	32.31	215,451	-	1.25	to	1.65	32.91	to	32.38
12/31/2018	12,095	25.84	to	24.41	296,165	0.27	1.25	to	1.65	(0.50)	to	(0.90)
12/31/2017	11,668	25.97	to	24.63	287,522	0.39	1.25	to	1.65	30.59	to	30.07
12/31/2016	12,577	19.88	to	18.94	237,479	0.31	1.25	to	1.65	3.15	to	2.74

American Funds - Asset Allocation Class 2 Shares
12/31/2020	21,572	28.29	to	26.51	575,562	1.68	1.40	to	1.80	10.89	to	10.45
12/31/2019	22,314	25.51	to	24.00	539,029	1.93	1.40	to	1.80	19.55	to	19.07
12/31/2018	23,214	21.34	to	20.16	470,778	1.62	1.40	to	1.80	(5.94)	to	(6.32)
12/31/2017	25,480	22.69	to	21.52	552,187	1.39	1.40	to	1.80	14.62	to	14.16
12/31/2016	31,241	19.79	to	18.85	594,324	1.62	1.40	to	1.80	7.89	to	7.46

American Funds - Bond Class 2 Shares
12/31/2020	32,117	14.57	to	13.65	451,448	2.11	1.40	to	1.80	8.21	to	7.78
12/31/2019	32,439	13.46	to	12.67	422,448	2.51	1.40	to	1.80	7.84	to	7.41
12/31/2018	33,823	12.48	to	11.79	409,327	2.46	1.40	to	1.80	(2.10)	to	(2.49)
12/31/2017	36,411	12.75	to	12.09	451,166	1.94	1.40	to	1.80	2.23	to	1.82
12/31/2016	39,451	12.47	to	11.88	478,530	1.68	1.40	to	1.80	1.52	to	1.11

29

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

American Funds - Growth Class 2 Shares
12/31/2020	50,158	$55.76	to	$52.26	$2,700,936	0.32%	1.40%	to	1.80%	49.97%	to	49.37%
12/31/2019	52,159	37.18	to	34.99	1,875,694	0.75	1.40	to	1.80	28.96	to	28.44
12/31/2018	57,040	28.83	to	27.24	1,598,327	0.43	1.40	to	1.80	(1.64)	to	(2.04)
12/31/2017	60,079	29.32	to	27.81	1,716,187	0.50	1.40	to	1.80	26.51	to	26.01
12/31/2016	69,232	23.17	to	22.07	1,563,377	0.71	1.40	to	1.80	7.97	to	7.54

American Funds - Growth-Income Class 2 Shares
12/31/2020	20,035	33.29	to	31.20	647,213	1.38	1.40	to	1.80	11.97	to	11.52
12/31/2019	16,879	29.73	to	27.98	489,006	1.47	1.40	to	1.80	24.38	to	23.89
12/31/2018	23,599	23.90	to	22.58	553,971	1.00	1.40	to	1.80	(3.16)	to	(3.55)
12/31/2017	57,493	24.68	to	23.41	1,370,010	1.40	1.40	to	1.80	20.69	to	20.21
12/31/2016	59,740	20.45	to	19.48	1,183,234	1.40	1.40	to	1.80	9.98	to	9.54

American Funds - International Class 2 Shares
12/31/2020	109,748	26.40	to	24.74	2,792,103	0.66	1.40	to	1.80	12.39	to	11.94
12/31/2019	130,708	23.49	to	22.10	2,964,727	1.44	1.40	to	1.80	21.17	to	20.69
12/31/2018	145,854	19.38	to	18.31	2,739,177	1.69	1.40	to	1.80	(14.35)	to	(14.69)
12/31/2017	151,657	22.63	to	21.46	3,332,634	1.17	1.40	to	1.80	30.31	to	29.80
12/31/2016	192,834	17.37	to	16.54	3,255,399	1.22	1.40	to	1.80	2.10	to	1.69

BlackRock Advantage Large Cap Core V.I. Class I Shares
12/31/2020	204,469	36.58	to	34.29	16,545,019	1.17	1.25	to	1.65	18.31	to	17.84
12/31/2019	213,208	30.92	to	29.10	14,597,207	1.40	1.25	to	1.65	27.32	to	26.82
12/31/2018	232,897	24.29	to	22.94	12,610,516	1.43	1.25	to	1.65	(6.41)	to	(6.78)
12/31/2017	266,600	25.95	to	24.61	15,245,787	1.25	1.25	to	1.65	20.82	to	20.33
12/31/2016	322,764	21.48	to	20.45	15,431,884	1.20	1.25	to	1.65	9.19	to	8.75

BlackRock Advantage Large Cap Value V.I. Class I Shares
12/31/2020	122,717	26.91	to	25.22	3,777,399	1.68	1.25	to	1.65	2.37	to	1.96
12/31/2019	136,926	26.29	to	24.74	4,131,474	2.06	1.25	to	1.65	23.34	to	22.85
12/31/2018	145,264	21.31	to	20.14	3,559,792	1.82	1.25	to	1.65	(9.35)	to	(9.72)
12/31/2017	177,319	23.51	to	22.30	4,812,133	1.58	1.25	to	1.65	15.77	to	15.31
12/31/2016	192,511	20.31	to	19.34	4,518,016	1.26	1.25	to	1.65	12.19	to	11.75

BlackRock Advantage U.S. Total Market V.I. Class I Shares
12/31/2020	116,102	35.08	to	32.87	12,193,424	1.17	1.25	to	1.65	18.47	to	18.00
12/31/2019	123,622	29.61	to	27.86	10,998,485	1.72	1.25	to	1.65	27.38	to	26.87
12/31/2018	133,056	23.24	to	21.96	9,334,199	1.25	1.25	to	1.65	(7.56)	to	(7.93)
12/31/2017	152,973	25.15	to	23.85	11,635,806	0.92	1.25	to	1.65	12.64	to	12.19
12/31/2016	166,124	22.32	to	21.26	11,411,462	0.28	1.25	to	1.65	22.12	to	21.63

BlackRock Basic Value V.I. Class I Shares
12/31/2020	235,720	25.51	to	23.91	13,792,741	2.41	1.25	to	1.65	2.14	to	1.74
12/31/2019	246,145	24.97	to	23.50	14,252,655	2.38	1.25	to	1.65	22.37	to	21.88
12/31/2018	286,801	20.41	to	19.28	13,158,488	1.75	1.25	to	1.65	(9.00)	to	(9.36)
12/31/2017	328,084	22.43	to	21.27	16,706,996	1.52	1.25	to	1.65	6.90	to	6.47
12/31/2016	374,001	20.98	to	19.98	17,559,875	1.48	1.25	to	1.65	16.72	to	16.26

BlackRock Capital Appreciation V.I. Class I Shares
12/31/2020	230,706	48.68	to	45.62	8,763,064	-	1.25	to	1.65	40.15	to	39.59
12/31/2019	271,475	34.73	to	32.68	7,383,387	-	1.25	to	1.65	30.35	to	29.83
12/31/2018	309,347	26.65	to	25.17	6,421,175	-	1.25	to	1.65	1.11	to	0.71
12/31/2017	375,680	26.35	to	25.00	7,726,020	-	1.25	to	1.65	31.58	to	31.05
12/31/2016	436,503	20.03	to	19.07	6,815,596	-	1.25	to	1.65	(1.15)	to	(1.54)

BlackRock Equity Dividend V.I. Class I Shares
12/31/2020	14,012	69.75	to	69.75	977,292	2.22	1.35	to	1.35	2.52	to	2.52
12/31/2019	15,996	68.03	to	68.03	1,088,300	2.07	1.35	to	1.35	26.00	to	26.00
12/31/2018	16,786	54.00	to	54.00	906,359	1.91	1.35	to	1.35	(8.42)	to	(8.42)
12/31/2017	19,365	58.96	to	58.96	1,141,748	1.73	1.35	to	1.35	15.18	to	15.18
12/31/2016	25,251	51.19	to	51.19	1,292,543	1.77	1.35	to	1.35	14.84	to	14.84

30

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

BlackRock Global Allocation V.I. Class I Shares
12/31/2020	417,538	$28.10	to	$26.34	$21,312,942	1.28%	1.25%	to	1.65%	19.51%	to	19.03%
12/31/2019	464,363	23.51	to	22.13	19,937,093	1.24	1.25	to	1.65	16.52	to	16.06
12/31/2018	521,545	20.18	to	19.06	19,226,944	0.91	1.25	to	1.65	(8.49)	to	(8.86)
12/31/2017	628,275	22.05	to	20.92	25,049,622	1.28	1.25	to	1.65	12.45	to	12.00
12/31/2016	703,219	19.61	to	18.68	24,949,697	1.24	1.25	to	1.65	2.82	to	2.42

BlackRock Government Money Market V.I. Class I Shares
12/31/2020	529,499	9.92	to	9.30	6,850,179	0.30	1.25	to	1.65	(0.91)	to	(1.30)
12/31/2019	391,371	10.02	to	9.42	5,071,924	1.96	1.25	to	1.65	0.71	to	0.30
12/31/2018	443,140	9.95	to	9.40	5,702,095	1.62	1.25	to	1.65	0.34	to	(0.07)
12/31/2017	396,387	9.91	to	9.40	4,950,081	0.65	1.25	to	1.65	(0.60)	to	(1.00)
12/31/2016	385,562	9.97	to	9.50	4,922,754	0.12	1.25	to	1.65	(1.11)	to	(1.51)

BlackRock High Yield V.I. Class I Shares
12/31/2020	125,994	23.49	to	22.01	4,638,566	5.31	1.25	to	1.65	5.96	to	5.54
12/31/2019	135,752	22.17	to	20.86	4,778,294	5.40	1.25	to	1.65	13.86	to	13.40
12/31/2018	145,479	19.47	to	18.39	4,549,403	5.48	1.25	to	1.65	(3.87)	to	(4.26)
12/31/2017	168,412	20.25	to	19.21	5,600,192	5.17	1.25	to	1.65	5.99	to	5.57
12/31/2016	179,850	19.11	to	18.20	5,652,848	5.46	1.25	to	1.65	11.51	to	11.07

BlackRock International V.I. Class I Shares
12/31/2020	202,039	22.02	to	20.64	5,369,864	0.51	1.25	to	1.65	19.82	to	19.34
12/31/2019	224,455	18.38	to	17.29	4,988,517	1.19	1.25	to	1.65	30.48	to	29.96
12/31/2018	244,924	14.08	to	13.31	4,172,004	2.62	1.25	to	1.65	(22.80)	to	(23.11)
12/31/2017	280,792	18.24	to	17.31	6,226,156	-	1.25	to	1.65	29.48	to	28.97
12/31/2016	332,992	14.09	to	13.42	5,674,128	1.65	1.25	to	1.65	(0.85)	to	(1.25)

BlackRock Large Cap Focus Growth V.I. Class I Shares
12/31/2020	131,764	52.18	to	48.90	5,751,294	-	1.25	to	1.65	41.96	to	41.39
12/31/2019	144,363	36.76	to	34.59	4,441,398	-	1.25	to	1.65	31.05	to	30.53
12/31/2018	153,160	28.05	to	26.50	3,588,127	-	1.25	to	1.65	1.73	to	1.32
12/31/2017	194,474	27.57	to	26.15	4,487,927	0.04	1.25	to	1.65	27.95	to	27.44
12/31/2016	210,939	21.55	to	20.52	3,801,647	0.66	1.25	to	1.65	6.55	to	6.12

BlackRock Managed Volatility V.I. Class I Shares
12/31/2020	46,572	27.06	to	27.06	1,259,996	3.84	1.35	to	1.35	2.18	to	2.18
12/31/2019	48,665	26.48	to	26.48	1,288,498	3.37	1.35	to	1.35	0.66	to	0.66
12/31/2018	51,353	26.30	to	26.30	1,350,704	1.69	1.35	to	1.35	(0.34)	to	(0.34)
12/31/2017	62,642	26.39	to	26.39	1,653,283	0.34	1.35	to	1.35	3.58	to	3.58
12/31/2016	66,799	25.48	to	25.48	1,702,139	0.79	1.35	to	1.35	0.34	to	0.34

BlackRock S&P 500 Index V.I. Class I Shares
12/31/2020	429,735	36.72	to	34.41	21,213,967	1.83	1.25	to	1.65	16.77	to	16.31
12/31/2019	437,833	31.45	to	29.59	18,569,614	2.17	1.25	to	1.65	29.71	to	29.19
12/31/2018	469,584	24.24	to	22.90	15,417,423	1.06	1.25	to	1.65	(5.80)	to	(6.18)
12/31/2017	455,697	25.74	to	24.41	15,897,865	1.68	1.25	to	1.65	20.00	to	19.52
12/31/2016	504,686	21.45	to	20.43	14,465,440	1.89	1.25	to	1.65	10.21	to	9.77

BlackRock Total Return V.I. Class I Shares
12/31/2020	354,597	15.88	to	14.88	8,201,459	2.19	1.25	to	1.65	7.54	to	7.11
12/31/2019	396,893	14.77	to	13.90	8,546,867	2.94	1.25	to	1.65	8.13	to	7.70
12/31/2018	424,480	13.66	to	12.90	8,568,845	2.78	1.25	to	1.65	(1.70)	to	(2.10)
12/31/2017	493,812	13.89	to	13.18	10,127,922	2.52	1.25	to	1.65	2.31	to	1.90
12/31/2016	552,406	13.58	to	12.93	11,052,629	2.04	1.25	to	1.65	1.48	to	1.08

BlackRock U.S. Government Bond V.I. Class I Shares
12/31/2020	155,459	13.86	to	12.99	3,169,220	1.82	1.25	to	1.65	5.14	to	4.72
12/31/2019	173,665	13.18	to	12.40	3,386,571	2.33	1.25	to	1.65	5.04	to	4.62
12/31/2018	192,985	12.55	to	11.85	3,607,348	2.17	1.25	to	1.65	(0.96)	to	(1.35)
12/31/2017	233,673	12.67	to	12.02	4,367,380	2.09	1.25	to	1.65	0.25	to	(0.15)
12/31/2016	278,230	12.64	to	12.03	5,143,459	1.81	1.25	to	1.65	0.07	to	(0.33)

31

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

Davis Value
12/31/2020	162,116	$27.87	to	$26.11	$4,374,129	0.71%	1.25%	to	1.65%	10.33%	to	9.89%
12/31/2019	179,069	25.26	to	23.76	4,387,837	1.57	1.25	to	1.65	29.54	to	29.02
12/31/2018	205,383	19.50	to	18.42	3,882,615	0.82	1.25	to	1.65	(14.68)	to	(15.03)
12/31/2017	225,444	22.85	to	21.67	5,005,212	0.76	1.25	to	1.65	21.11	to	20.63
12/31/2016	253,399	18.87	to	17.97	4,636,458	1.26	1.25	to	1.65	10.50	to	10.06

Eaton Vance VT Floating-Rate Income
12/31/2020	48,313	14.97	to	14.03	687,256	3.29	1.15	to	1.55	0.83	to	0.43
12/31/2019	44,715	14.85	to	13.97	632,989	4.30	1.15	to	1.55	5.86	to	5.43
12/31/2018	42,805	14.03	to	13.25	574,437	3.77	1.15	to	1.55	(1.22)	to	(1.62)
12/31/2017	40,588	14.20	to	13.47	552,609	3.27	1.15	to	1.55	2.25	to	1.84
12/31/2016	35,486	13.89	to	13.23	474,460	3.49	1.15	to	1.55	7.70	to	7.27

Federated Hermes Kaufmann II Primary Shares
12/31/2020	35,068	50.94	to	47.74	1,715,858	-	1.25	to	1.65	27.19	to	26.69
12/31/2019	39,219	40.05	to	37.68	1,510,321	-	1.25	to	1.65	32.16	to	31.63
12/31/2018	44,045	30.30	to	28.63	1,284,955	-	1.25	to	1.65	2.55	to	2.13
12/31/2017	59,148	29.55	to	28.03	1,680,042	-	1.25	to	1.65	26.74	to	26.24
12/31/2016	65,661	23.32	to	22.20	1,473,018	-	1.25	to	1.65	2.38	to	1.97

Federated Hermes Managed Volatility II Primary Shares
12/31/2020	13,600	10.87	to	10.77	147,287	2.60	1.25	to	1.65	(0.32)	to	(0.72)
12/31/2019	15,367	10.91	to	10.85	167,250	1.56	1.25	to	1.65	18.73	to	18.26
12/31/2018(1)	7,866	9.19	to	9.17	72,237	-	1.25	to	1.65	-	to	-

Franklin Templeton Foreign Class 2 Shares
12/31/2020	15,286	16.38	to	15.35	242,557	3.38	1.15	to	1.55	(2.29)	to	(2.68)
12/31/2019	15,596	16.76	to	15.77	253,802	1.72	1.15	to	1.55	11.24	to	10.80
12/31/2018	16,230	15.07	to	14.24	238,029	2.67	1.15	to	1.55	(16.41)	to	(16.75)
12/31/2017	16,464	18.03	to	17.10	289,471	2.64	1.15	to	1.55	15.36	to	14.90
12/31/2016	19,026	15.63	to	14.88	290,504	1.95	1.15	to	1.55	5.95	to	5.53

Franklin Templeton Growth Class 2 Shares
12/31/2020	7,683	18.36	to	17.21	135,083	2.99	1.15	to	1.55	4.59	to	4.17
12/31/2019	7,615	17.55	to	16.52	128,375	2.78	1.15	to	1.55	13.84	to	13.38
12/31/2018	7,472	15.42	to	14.57	111,008	2.04	1.15	to	1.55	(15.83)	to	(16.17)
12/31/2017	6,390	18.32	to	17.38	112,928	1.50	1.15	to	1.55	17.15	to	16.68
12/31/2016	8,999	15.64	to	14.89	137,299	2.25	1.15	to	1.55	8.37	to	7.94

Invesco Oppenheimer V.I. Main Street Series II Shares
12/31/2020	1,410	32.23	to	30.21	42,588	1.22	1.15	to	1.55	12.39	to	11.94
12/31/2019	1,355	28.68	to	26.98	36,569	1.11	1.15	to	1.55	30.23	to	29.71
12/31/2018	5,238	22.02	to	20.80	111,297	0.96	1.15	to	1.55	(9.15)	to	(9.52)
12/31/2017	11,425	24.24	to	22.99	265,200	1.01	1.15	to	1.55	15.31	to	14.85
12/31/2016	11,890	21.02	to	20.02	240,340	0.86	1.15	to	1.55	10.03	to	9.59

Invesco V.I. American Franchise Series I Shares
12/31/2020	48,312	33.81	to	19.47	1,617,246	0.07	1.35	to	1.59	40.45	to	40.11
12/31/2019	51,104	24.07	to	13.90	1,218,318	-	1.35	to	1.59	34.92	to	34.60
12/31/2018	56,051	17.84	to	10.32	976,589	-	1.35	to	1.59	(4.92)	to	(5.15)
12/31/2017	69,892	18.77	to	10.89	1,286,819	0.08	1.35	to	1.59	25.64	to	25.34
12/31/2016	90,677	14.94	to	8.68	1,322,409	-	1.35	to	1.59	0.90	to	0.66

Invesco V.I. Comstock Series I Shares
12/31/2020	165,258	25.18	to	23.60	4,138,477	2.49	1.25	to	1.65	(2.08)	to	(2.48)
12/31/2019	175,757	25.72	to	24.20	4,509,803	1.96	1.25	to	1.65	23.74	to	23.25
12/31/2018	193,549	20.78	to	19.63	4,016,445	1.65	1.25	to	1.65	(13.26)	to	(13.61)
12/31/2017	226,094	23.96	to	22.73	5,428,390	2.18	1.25	to	1.65	16.39	to	15.93
12/31/2016	257,186	20.59	to	19.60	5,305,348	1.49	1.25	to	1.65	15.85	to	15.38

32

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

Invesco V.I. Core Equity Series I Shares
12/31/2020	121,534	$24.26	to	$23.41	$2,946,714	1.35%	1.35%	to	1.59%	12.32%	to	12.05%
12/31/2019	128,456	21.60	to	20.89	2,772,978	0.95	1.35	to	1.59	27.24	to	26.93
12/31/2018	136,410	16.98	to	16.46	2,314,475	0.87	1.35	to	1.59	(10.62)	to	(10.83)
12/31/2017	157,432	18.99	to	18.46	2,988,749	1.00	1.35	to	1.59	11.66	to	11.39
12/31/2016	194,970	17.01	to	16.57	3,315,112	0.77	1.35	to	1.59	8.79	to	8.53

Invesco V.I. International Growth Series I Shares
12/31/2020	32,597	31.04	to	17.24	603,367	2.35	1.55	to	1.59	12.24	to	12.20
12/31/2019	36,151	27.65	to	15.37	607,641	1.54	1.55	to	1.59	26.60	to	26.54
12/31/2018	43,284	21.84	to	12.15	569,034	2.03	1.55	to	1.59	(16.29)	to	(16.33)
12/31/2017	47,881	26.09	to	14.51	759,543	1.42	1.55	to	1.59	21.12	to	21.07
12/31/2016	55,683	21.54	to	11.99	734,981	1.44	1.55	to	1.59	(1.98)	to	(2.02)

Invesco V.I. Mid Cap Core Equity Series I Shares
12/31/2020	5,858	26.09	to	24.45	145,040	0.74	1.25	to	1.65	7.89	to	7.46
12/31/2019	5,712	24.18	to	22.75	131,473	0.50	1.25	to	1.65	23.72	to	23.23
12/31/2018	5,976	19.54	to	18.46	111,546	0.38	1.25	to	1.65	(12.46)	to	(12.81)
12/31/2017	11,812	22.32	to	21.18	254,771	0.53	1.25	to	1.65	13.49	to	13.04
12/31/2016	12,085	19.67	to	18.73	230,272	0.08	1.25	to	1.65	12.03	to	11.58

Invesco V.I. Value Opportunities Series I Shares
12/31/2020	-	19.04	to	17.84	-	-	1.25	to	1.65	4.14	to	3.73
12/31/2019	-	18.28	to	17.20	-	-	1.25	to	1.65	28.99	to	28.48
12/31/2018	-	14.17	to	13.39	-	-	1.25	to	1.65	(20.19)	to	(20.51)
12/31/2017	-	17.75	to	16.84	-	-	1.25	to	1.65	15.98	to	15.52
12/31/2016	8,043	15.31	to	14.58	117,248	0.41	1.25	to	1.65	16.87	to	16.40

Janus Henderson - Enterprise Service Shares
12/31/2020	1,059	41.15	to	38.94	42,437	0.04	1.15	to	1.55	17.82	to	17.35
12/31/2019	1,062	34.93	to	33.18	36,183	0.05	1.15	to	1.55	33.61	to	33.08
12/31/2018	1,065	26.14	to	24.93	27,200	0.11	1.15	to	1.55	(1.81)	to	(2.20)
12/31/2017	1,723	26.62	to	25.50	44,900	0.53	1.15	to	1.55	25.64	to	25.14
12/31/2016	1,760	21.19	to	20.37	36,579	0.71	1.15	to	1.55	10.83	to	10.38

Janus Henderson - Forty Service Shares
12/31/2020	4,700	47.09	to	44.56	212,308	0.63	1.15	to	1.55	37.45	to	36.90
12/31/2019	5,123	34.26	to	32.55	169,065	0.02	1.15	to	1.55	35.29	to	34.75
12/31/2018	5,448	25.33	to	24.16	133,380	1.12	1.15	to	1.55	0.55	to	0.15
12/31/2017	7,013	25.19	to	24.12	171,590	-	1.15	to	1.55	28.51	to	28.00
12/31/2016	8,675	19.60	to	18.84	166,056	0.86	1.15	to	1.55	0.78	to	0.38

MFS® Growth Initial Class
12/31/2020	128,477	71.78	to	24.28	6,591,990	-	1.35	to	1.59	30.09	to	29.78
12/31/2019	148,039	55.18	to	18.71	5,827,326	-	1.35	to	1.59	36.30	to	35.97
12/31/2018	170,441	40.49	to	13.76	4,831,101	0.09	1.35	to	1.59	1.28	to	1.04
12/31/2017	198,751	39.97	to	13.62	5,575,299	0.10	1.35	to	1.59	29.65	to	29.34
12/31/2016	224,187	30.83	to	10.53	4,747,952	0.04	1.35	to	1.59	1.07	to	0.83

PIMCO CommodityRealReturn® Strategy Administrative Class
12/31/2020	52,276	6.44	to	6.04	323,071	6.41	1.25	to	1.65	0.09	to	(0.31)
12/31/2019	50,906	6.44	to	6.06	314,979	4.46	1.25	to	1.65	10.05	to	9.61
12/31/2018	50,068	5.85	to	5.53	282,283	2.11	1.25	to	1.65	(15.21)	to	(15.55)
12/31/2017	60,214	6.90	to	6.54	401,917	11.30	1.25	to	1.65	0.89	to	0.48
12/31/2016	76,544	6.84	to	6.51	508,278	1.10	1.25	to	1.65	13.73	to	13.28

PIMCO Low Duration Administrative Class
12/31/2020	157,140	12.70	to	12.02	1,933,402	1.22	1.25	to	1.65	1.71	to	1.31
12/31/2019	162,860	12.49	to	11.87	1,972,114	2.77	1.25	to	1.65	2.73	to	2.32
12/31/2018	155,724	12.16	to	11.60	1,839,208	1.90	1.25	to	1.65	(0.91)	to	(1.31)
12/31/2017	186,638	12.27	to	11.75	2,229,980	1.34	1.25	to	1.65	0.09	to	(0.31)
12/31/2016	206,426	12.26	to	11.79	2,466,164	1.49	1.25	to	1.65	0.15	to	(0.25)

33

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

PIMCO Real Return Administrative Class
12/31/2020	91,824	$16.21	to	$15.20	$1,433,342	1.40%	1.25%	to	1.65%	10.33%	to	9.89%
12/31/2019	103,822	14.70	to	13.83	1,470,994	1.68	1.25	to	1.65	7.09	to	6.66
12/31/2018	104,913	13.72	to	12.96	1,390,585	2.48	1.25	to	1.65	(3.43)	to	(3.82)
12/31/2017	119,061	14.21	to	13.48	1,637,729	2.38	1.25	to	1.65	2.37	to	1.96
12/31/2016	142,146	13.88	to	13.22	1,906,911	2.25	1.25	to	1.65	3.89	to	3.48

PIMCO Total Return Administrative Class
12/31/2020	561,869	18.20	to	17.06	11,009,997	2.13	1.25	to	1.65	7.30	to	6.87
12/31/2019	601,526	16.96	to	15.96	10,998,379	3.01	1.25	to	1.65	7.01	to	6.58
12/31/2018	639,382	15.85	to	14.98	10,982,319	2.53	1.25	to	1.65	(1.77)	to	(2.17)
12/31/2017	766,073	16.14	to	15.31	13,422,570	2.02	1.25	to	1.65	3.62	to	3.20
12/31/2016	827,202	15.58	to	14.83	14,063,844	2.09	1.25	to	1.65	1.40	to	1.00

Pioneer High Yield VCT Class II Shares
12/31/2020	8,752	19.75	to	18.51	167,767	5.16	1.20	to	1.60	0.76	to	0.36
12/31/2019	8,640	19.60	to	18.45	164,882	4.67	1.20	to	1.60	12.92	to	12.47
12/31/2018	8,795	17.36	to	16.40	148,880	4.48	1.20	to	1.60	(5.10)	to	(5.48)
12/31/2017	12,912	18.29	to	17.35	230,670	4.32	1.20	to	1.60	5.73	to	5.31
12/31/2016	12,687	17.30	to	16.48	214,740	4.70	1.20	to	1.60	12.41	to	11.97

Pioneer Real Estate Shares VCT Class II Shares
12/31/2020	-	19.38	to	18.41	-	1.45	1.25	to	1.65	(8.77)	to	(9.13)
12/31/2019	179	21.24	to	20.26	3,722	1.92	1.25	to	1.65	26.32	to	25.82
12/31/2018	213	16.81	to	16.10	3,503	2.21	1.25	to	1.65	(8.69)	to	(9.06)
12/31/2017	686	18.41	to	17.71	12,264	2.31	1.25	to	1.65	2.02	to	1.61
12/31/2016	680	18.05	to	17.42	11,946	2.93	1.25	to	1.65	4.51	to	4.09

TA Aegon Sustainable Equity Income Service Class
12/31/2020	187,957	13.71	to	13.34	2,532,587	2.92	1.25	to	1.65	(8.74)	to	(9.10)
12/31/2019	171,259	15.02	to	14.67	2,534,057	2.21	1.25	to	1.65	22.04	to	21.55
12/31/2018	187,393	12.31	to	12.07	2,277,685	1.92	1.25	to	1.65	(12.79)	to	(13.14)
12/31/2017	201,543	14.11	to	13.90	2,815,854	2.18	1.25	to	1.65	14.69	to	14.23
12/31/2016	247,952	12.31	to	12.16	3,028,095	2.15	1.25	to	1.65	13.17	to	12.72

TA BlackRock iShares Edge 40 Service Class
12/31/2020	-	13.56	to	12.88	-	-	1.25	to	1.65	8.09	to	7.66
12/31/2019	-	12.54	to	11.96	-	-	1.25	to	1.65	13.67	to	13.22
12/31/2018	-	11.03	to	10.57	-	-	1.25	to	1.65	(5.62)	to	(6.00)
12/31/2017	-	11.69	to	11.24	-	-	1.25	to	1.65	8.16	to	7.73
12/31/2016	-	10.81	to	10.43	-	-	1.25	to	1.65	0.73	to	0.33

TA International Growth Initial Class
12/31/2020	112,740	12.89	to	12.89	1,453,681	2.27	1.35	to	1.35	19.28	to	19.28
12/31/2019	134,578	10.81	to	10.81	1,454,824	1.61	1.35	to	1.35	25.97	to	25.97
12/31/2018	152,618	8.58	to	8.58	1,309,716	1.15	1.35	to	1.35	(18.82)	to	(18.82)
12/31/2017(1)	185,760	10.57	to	10.57	1,963,600	-	1.35	to	1.35	-	to	-

TA Janus Balanced Service Class
12/31/2020	8,985	14.89	to	14.66	132,756	1.50	1.25	to	1.65	12.89	to	12.44
12/31/2019	9,537	13.19	to	13.04	125,060	1.37	1.25	to	1.65	20.26	to	19.78
12/31/2018	9,895	10.96	to	10.89	108,109	3.42	1.25	to	1.65	(1.31)	to	(1.71)
12/31/2017(1)	-	11.11	to	11.08	-	0.39	1.25	to	1.65	-	to	-

TA Janus Mid-Cap Growth Service Class
12/31/2020	48,299	25.62	to	24.72	1,210,595	0.04	1.25	to	1.65	17.45	to	16.99
12/31/2019	54,556	21.81	to	21.13	1,166,763	-	1.25	to	1.65	34.64	to	34.10
12/31/2018	64,836	16.20	to	15.76	1,032,389	-	1.25	to	1.65	(2.69)	to	(3.08)
12/31/2017	70,683	16.65	to	16.26	1,159,311	-	1.25	to	1.65	27.14	to	26.64
12/31/2016	84,236	13.10	to	12.84	1,089,543	-	1.25	to	1.65	(3.51)	to	(3.90)

34

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

TA JPMorgan Enhanced Index Initial Class
12/31/2020	2,369	$15.52	to	$15.31	$36,352	1.46%	1.15%	to	1.55%	18.79%	to	18.32%
12/31/2019	2,385	13.06	to	12.94	30,918	1.19	1.15	to	1.55	29.54	to	29.02
12/31/2018	2,404	10.08	to	10.03	24,133	1.12	1.15	to	1.55	(7.09)	to	(7.47)
12/31/2017(1)	2,423	10.85	to	10.84	26,260	-	1.15	to	1.55	-	to	-

TA Morgan Stanley Capital Growth Initial Class
12/31/2020	2,628	22.69	to	22.58	59,482	-	1.15	to	1.55	115.38	to	114.52
12/31/2019(1)	3,279	10.53	to	10.53	34,526	-	1.15	to	1.55	-	to	-

TA Morgan Stanley Global Allocation Service Class
12/31/2020	2,878	13.28	to	13.26	38,165	1.28	1.55	to	1.59	16.52	to	16.47
12/31/2019	-	11.40	to	11.39	-	-	1.55	to	1.59	16.03	to	15.99
12/31/2018	-	9.82	to	9.82	-	-	1.55	to	1.59	(9.05)	to	(9.09)
12/31/2017(1)	-	10.80	to	10.80	-	-	1.55	to	1.59	-	to	-

TA Multi-Managed Balanced Service Class
12/31/2020	-	14.13	to	13.92	-	-	1.25	to	1.65	14.17	to	13.71
12/31/2019	-	12.38	to	12.24	-	-	1.25	to	1.65	19.99	to	19.51
12/31/2018	-	10.32	to	10.25	-	-	1.25	to	1.65	(5.10)	to	(5.48)
12/31/2017(1)	-	10.87	to	10.84	-	-	1.25	to	1.65	-	to	-

TA Small/Mid Cap Value Service Class
12/31/2020	76,504	24.41	to	23.19	1,805,989	1.04	1.25	to	1.65	2.45	to	2.04
12/31/2019	76,596	23.82	to	22.72	1,768,664	0.74	1.25	to	1.65	23.39	to	22.90
12/31/2018	83,562	19.31	to	18.49	1,567,927	0.66	1.25	to	1.65	(12.74)	to	(13.09)
12/31/2017	88,538	22.12	to	21.27	1,909,116	0.96	1.25	to	1.65	13.83	to	13.38
12/31/2016	110,676	19.44	to	18.76	2,101,740	0.54	1.25	to	1.65	19.31	to	18.83

TA T. Rowe Price Small Cap Initial Class
12/31/2020	50,410	16.35	to	16.10	812,799	-	1.15	to	1.59	22.15	to	21.61
12/31/2019	58,827	13.38	to	13.24	779,763	-	1.15	to	1.59	31.25	to	30.68
12/31/2018	77,864	10.20	to	10.13	789,415	-	1.15	to	1.59	(8.15)	to	(8.56)
12/31/2017(1)	86,900	11.10	to	11.08	963,147	-	1.15	to	1.59	-	to	-

TA TS&W International Equity Service Class
12/31/2020	9,283	11.12	to	10.97	102,513	2.87	1.15	to	1.55	4.99	to	4.57
12/31/2019	9,923	10.59	to	10.49	104,572	1.18	1.15	to	1.55	19.36	to	18.88
12/31/2018	10,245	8.87	to	8.82	90,638	2.05	1.15	to	1.55	(16.67)	to	(17.00)
12/31/2017(1)	12,027	10.65	to	10.63	127,958	-	1.15	to	1.55	-	to	-

TA WMC US Growth Service Class
12/31/2020	66,737	34.46	to	32.74	2,227,862	-	1.15	to	1.55	35.37	to	34.83
12/31/2019	87,068	25.46	to	24.28	2,151,040	-	1.15	to	1.55	38.08	to	37.53
12/31/2018	108,764	18.44	to	17.66	1,950,057	0.27	1.15	to	1.55	(1.18)	to	(1.58)
12/31/2017	139,921	18.66	to	17.94	2,543,568	0.19	1.15	to	1.55	27.31	to	26.81
12/31/2016	132,662	14.65	to	14.15	1,899,959	0.17	1.25	to	1.65	1.27	to	0.87

Wanger International
12/31/2020	78,714	19.02	to	18.00	1,445,359	2.22	1.25	to	1.65	12.94	to	12.49
12/31/2019	85,888	16.84	to	16.00	1,399,345	0.84	1.25	to	1.65	28.38	to	27.86
12/31/2018	95,984	13.12	to	12.51	1,221,320	1.99	1.25	to	1.65	(18.73)	to	(19.06)
12/31/2017	96,189	16.14	to	15.46	1,509,933	1.17	1.25	to	1.65	31.27	to	30.74
12/31/2016	110,443	12.30	to	11.82	1,323,984	1.13	1.25	to	1.65	(2.63)	to	(3.02)

Wanger USA
12/31/2020	18,055	44.04	to	41.28	763,842	-	1.25	to	1.65	22.69	to	22.20
12/31/2019	20,248	35.90	to	33.78	699,689	0.26	1.25	to	1.65	29.47	to	28.96
12/31/2018	22,695	27.73	to	26.19	607,466	0.09	1.25	to	1.65	(2.69)	to	(3.08)
12/31/2017	24,306	28.49	to	27.03	670,176	-	1.25	to	1.65	18.10	to	17.63
12/31/2016	27,064	24.13	to	22.98	633,466	-	1.25	to	1.65	12.28	to	11.83

(1)  See Footnote 1

35

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

*

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

**

These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

***

These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

36

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2020

6. Administrative and Mortality and Expense Risk Charges

TFLIC deducts an annual charge during the accumulation phase, not to exceed $75, proportionately from the subaccounts’ unit values. An annual charge ranging from 1.25% to 1.65% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TFLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

In addition to M&E, the following subaccounts are assessed a fund fee or credit:

Subaccount	Fund Fee/Credit
American Funds - Asset Allocation Class 2 Shares	0.15%
American Funds - Bond Class 2 Shares	0.15%
American Funds - Growth Class 2 Shares	0.15%
American Funds - Growth-Income Class 2 Shares	0.15%
American Funds - International Class 2 Shares	0.15%
Eaton Vance VT Floating-Rate Income	-0.10%
Franklin Templeton Foreign Class 2 Shares	-0.10%
Franklin Templeton Growth Class 2 Shares	-0.10%
Invesco Oppenheimer V.I. Main Street Series II Shares	-0.10%
Janus Henderson - Enterprise Service Shares	-0.10%
Janus Henderson - Forty Service Shares	-0.10%
Pioneer High Yield VCT Class II Shares	-0.10%
TA JPMorgan Enhanced Index Initial Class	-0.10%
TA Morgan Stanley Capital Growth Initial Class	-0.10%
TA T. Rowe Price Small Cap Initial Class	-0.10%
TA TS&W International Equity Service Class	-0.10%
TA WMC US Growth Service Class	-0.10%

7. Income Tax

Operations of the Separate Account form a part of TFLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TFLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TFLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TFLIC, as long as earnings are credited under the variable annuity contracts.

37

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2020

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TFLIC and an indirect wholly owned subsidiary of Aegon N.V. TCI distributes TFLIC’s products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (TAM). Transamerica Fund Services, Inc. (TFS) serves as a transfer agent to TAM, and Aegon USA Asset Management Holding, LLC (AAM) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TFLIC and indirect wholly owned subsidiaries of Aegon N.V. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.

38